                                GENERAL AMERICAN
                                CAPITAL COMPANY


                                 [WALL ST LOGO]


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002



                            [GENERAL AMERICAN LOGO]

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 variable life annual and semi-annual reports, prospectuses and other consumer
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                        (Not part of Semi-Annual Report)

                        GENERAL AMERICAN CAPITAL COMPANY

POLICYHOLDER LETTER

Dear Policyholder:

We are pleased to provide you with the Annual Report for General American Capital Company, covering financial results through June 30, 2002. General American Capital Company is an underlying investment vehicle for variable universal life insurance and variable annuity products offered by General American Life Insurance Company and other affiliated insurance companies.

This report contains financial data and management commentary organized by fund so that you can see each fund's total picture in one place.

As an added service, General American Life now offers electronic delivery of your variable annuity and variable life annual and semi-annual reports, prospectuses, and other informational documents. With electronic delivery, you can view and save your documents on-line, rather than receive them in the mail. If you are interested in going "paperless", see the inside cover of this report for instructions on how to enroll today!

We hope you find this report informative. Thank you for choosing our investment funds.

                                  -s- William S. Slater
                                  William S. Slater
                                  President

                                      GACC-1

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND

MANAGEMENT DISCUSSION

In the first six months of 2002, the S&P 500 Index Fund was down 13.2%. The S&P 500 Index was down 13.2%. Corporate scandals involving directors, accountants, and investment bankers permeated the market during the second quarter. For the year to date, the best performing sectors were Basic Materials and Energy. The worst performing sectors were Communication Services and Technology. Small Cap (S&P 600, -0.01%) and Mid Cap (S&P 400, -3.2%) Indices both outperformed the S&P 500 Index. On a 5-year basis, the Fund returned 3.5% versus 3.7% for the Index.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                  S&P 500 INDEX PORTFOLIO                 S&P 500 INDEX
                                                                  -----------------------                 -------------
6/30/92                                                                   10000.00                           10000.00
6/30/93                                                                   11342.00                           11361.00
6/30/94                                                                   11458.00                           11520.00
6/30/95                                                                   14401.00                           14518.00
6/30/96                                                                   18106.00                           18290.00
6/30/97                                                                   24332.00                           24634.00
6/30/98                                                                   31519.00                           32060.00
6/30/99                                                                   38604.00                           39357.00
6/30/00                                                                   41376.00                           42213.00
6/30/01                                                                   35327.00                           35956.00
6/30/02                                                                   28937.00                           29493.00

AVERAGE ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2002                                     S&P 500 INDEX FUND           S&P 500 INDEX
6 Months                                                              -13.2%                    -13.2%
1 Year                                                                -18.1%                    -18.0%
5 Years                                                                 3.5%                      3.7%
10 Years                                                               11.2%                     11.4%
Life of Fund                                                           10.3%                     10.6%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                      GACC-2

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Advertising (0.10%)
  Interpublic Group of Cos.          16,900    $    418,444
                                               ------------
Aerospace & Defense (1.97%)
  Ball Corp.                          2,900         120,292
  General Dynamics Corp.              9,500       1,010,325
  Goodrich Corp.                      5,600         152,992
  Lockheed Martin Corp.              20,906       1,452,967
  Northrop Grumman Corp.              5,300         662,500
  Raytheon Co.                       18,300         745,725
  Rockwell Collins, Inc.              6,550         179,601
  Textron, Inc.                       6,700         314,230
  The Boeing Co.                     39,480       1,776,600
  TRW, Inc.                           5,900         336,182
  United Technologies Corp.          22,300       1,514,170
                                               ------------
                                                  8,265,584
                                               ------------
Air Travel (0.19%)
  AMR Corp. (b)                       6,300         106,218
  Delta Air Lines, Inc.               5,700         114,000
  Southwest Airlines Co.             34,755         561,641
                                               ------------
                                                    781,859
                                               ------------
Aluminum (0.45%)
  Alcan Aluminum, Ltd. (ADR)         15,125         567,490
  Alcoa, Inc.                        39,704       1,316,188
                                               ------------
                                                  1,883,678
                                               ------------
Apparel & Textiles (0.33%)
  Jones Apparel Group, Inc. (b)       6,600         247,500
  Liz Claiborne, Inc.                 4,900         155,820
  NIKE, Inc. (Class B)               12,600         675,990
  Reebok International, Ltd. (b)      2,700          79,650
  VF Corp.                            5,300         207,813
                                               ------------
                                                  1,366,773
                                               ------------
Auto Parts (0.26%)
  Cooper Tire & Rubber Co. (b)        1,400          28,770
  Dana Corp.                          6,887         127,616
  Delphi Automotive Systems
     Corp.                           25,183         332,416
  Goodyear Tire & Rubber Co.          6,672         124,833
  Johnson Controls, Inc.              4,200         342,762
  Snap-On, Inc.                       2,700          80,163
  Visteon Corp.                       5,106          72,505
                                               ------------
                                                  1,109,065
                                               ------------
Automobiles (0.85%)
  Ford Motor Co.                     83,500       1,336,000
  General Motors Corp.               26,350       1,408,407
  Harley Davidson, Inc.              14,600         748,542
  Navistar International Corp.
     (b)                              2,800          89,600
                                               ------------
                                                  3,582,549
                                               ------------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Banks (8.45%)
  AmSouth Bancorporation             16,050    $    359,199
  Bank of America Corp.              73,310       5,158,092
  Bank of New York Co., Inc.         34,900       1,177,875
  Bank One Corp.                     55,113       2,120,748
  BB&T Corp.                         21,600         833,760
  Charter One Financial, Inc.        10,481         360,337
  Citigroup, Inc.                   238,096       9,226,220
  Comerica, Inc.                      8,400         515,760
  Fifth Third Bancorp                27,481       1,831,609
  First Tennessee National Corp.      5,900         225,970
  FleetBoston Financial Corp.        48,218       1,559,852
  Golden West Financial Corp.         7,400         508,972
  Huntington Bancshares, Inc.        10,776         209,270
  Marshall & Ilsley Corp.            10,000         309,300
  Mellon Financial Corp.             20,600         647,458
  National City Corp.                29,300         974,225
  Northern Trust Corp.               10,500         462,630
  Regions Financial Corp.            11,500         404,225
  SouthTrust Corp.                   16,000         417,920
  Sun Trust Banks, Inc.              13,800         934,536
  Synovus Financial Corp.            12,600         346,752
  Union Planters Corp.                9,900         320,463
  Wachovia Corp.                     63,392       2,420,306
  Wells Fargo & Co.                  79,067       3,958,094
  Zions Bancorp                       4,300         224,030
                                               ------------
                                                 35,507,603
                                               ------------
Biotechnology (0.19%)
  Forest Laboratories, Inc. (b)       8,500         601,800
  Genzyme Corp. (b)                  10,000         192,400
                                               ------------
                                                    794,200
                                               ------------
Building & Construction (0.26%)
  American Standard Cos., Inc.
     (b)                                100           7,510
  Centex Corp.                        2,900         167,591
  Crane Co.                           2,750          69,795
  Fluor Corp.                         3,800         148,010
  Masco Corp.                        19,400         525,934
  Pulte Corp.                         2,800         160,944
                                               ------------
                                                  1,079,784
                                               ------------
Business Services (1.94%)
  Allied Waste Industries, Inc.       8,200          78,720
  Apollo Group, Inc.                  4,000         157,680
  Automatic Data Processing,
     Inc.                            29,200       1,271,660
  Avery Dennison Corp.                5,200         326,300
  Cendant Corp. (b)                  44,942         713,679
  Cintas Corp.                        8,000         395,440
  Concord EFS, Inc. (b)              23,600         711,304

                        (continued)

                                      GACC-3

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Business Services (continued)
  Convergys Corp. (b)                 6,000    $    116,880
  Deluxe Corp.                        3,100         120,559
  Electronic Data Systems Corp.      22,700         843,305
  Equifax, Inc.                       6,700         180,900
  Fiserv, Inc. (b)                    8,850         324,883
  H&R Block, Inc.                     8,700         401,505
  IMS Health, Inc.                   12,800         229,760
  Paychex, Inc.                      17,500         547,575
  Pitney Bowes, Inc.                 11,700         464,724
  R.R. Donnelley & Sons Co.           4,200         115,710
  Robert Half International,
     Inc.                             6,200         144,460
  Ryder System, Inc.                  2,800          75,852
  Sabre Holdings Corp.                6,432         230,266
  Waste Management, Inc.             27,235         709,472
                                               ------------
                                                  8,160,634
                                               ------------
Chemicals (1.60%)
  Air Products & Chemicals, Inc.     10,800         545,076
  Ashland, Inc.                       3,300         133,650
  Dow Chemical Co.                   41,549       1,428,455
  E. I. du Pont de Nemours           47,417       2,105,315
  Eastman Chemical Co.                3,675         172,357
  Ecolab, Inc.                        5,900         272,757
  Engelhard Corp.                     6,950         196,824
  Great Lakes Chemical Corp.          2,300          60,927
  Hercules, Inc.                      4,800          55,680
  PPG Industries, Inc.                8,000         495,200
  Praxair, Inc.                       7,700         438,669
  Rohm & Haas Co.                    10,371         419,922
  Sigma Aldrich                       3,400         170,510
  Vulcan Materials Co.                4,800         210,240
                                               ------------
                                                  6,705,582
                                               ------------
Communication Services (3.62%)
  ALLTEL Corp.                       14,800         695,600
  AOL Time Warner, Inc.             205,640       3,024,964
  Citizens Communications Co.        12,100         101,156
  Clear Channel Communications,
     Inc. (b)                        28,300         906,166
  Comcast Corp. (b)                  43,600       1,039,424
  Meredith Corp.                      2,600          99,710
  Nextel Communications, Inc.
     (b)                             35,100         112,671
  Omnicom Group, Inc.                 8,700         398,460
  SBC Communications, Inc.          156,320       4,767,760
  TMP Worldwide, Inc.                 4,500          96,750
  Univision Communications, Inc.
     (b)                             10,200         320,280
  Viacom, Inc. (Class B) (b)         82,088       3,642,245
                                               ------------
                                                 15,205,186
                                               ------------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Communications (2.04%)
  Analog Devices, Inc. (b)           17,300    $    513,810
  Ciena Corp. (b)                    13,300          55,727
  Cisco Systems, Inc. (b)           340,300       4,747,185
  EMC Corp. (b)                     102,650         775,007
  Motorola, Inc.                    103,106       1,486,789
  Qualcomm, Inc. (b)                 36,200         995,138
                                               ------------
                                                  8,573,656
                                               ------------
Computers & Business Equipment (4.47%)
  ADC Telecommunications, Inc.       34,900          79,921
  Andrew Corp.                        1,800          26,856
  Apple Computer, Inc.               16,400         290,608
  Autodesk, Inc.                      3,800          50,350
  Broadcom Corp.                     11,500         201,710
  Citrix Systems, Inc. (b)            7,800          47,112
  Conexant Systems, Inc.              9,900          16,038
  Dell Computer Corp. (b)           119,400       3,121,116
  First Data Corp.                   20,200         751,440
  Gateway, Inc. (b)                  14,200          63,048
  Hewlett-Packard Co.               138,603       2,117,854
  International Business
     Machines Corp.                  79,763       5,742,936
  Lexmark International, Inc.
     (b)                              6,200         337,280
  Linear Technology Corp.            14,800         465,164
  LSI Logic Corp.                    16,200         141,750
  Lucent Technologies, Inc.         158,929         263,822
  Micron Technology, Inc.            27,000         545,940
  NCR Corp.                           4,600         159,160
  Network Appliance, Inc.            15,500         192,820
  Novellus Systems, Inc.              6,900         234,600
  Palm, Inc.                         26,444          46,541
  PMC-Sierra, Inc.                    6,700          62,109
  QLogic Corp.                        4,700         179,070
  Skyworks Solutions, Inc.            3,475          19,286
  Sun Microsystems, Inc.            150,400         753,504
  Symbol Technologies, Inc.           9,700          82,450
  Tellabs, Inc. (b)                  19,000         117,800
  Teradyne, Inc.                      6,500         152,750
  Texas Instruments, Inc.            80,300       1,903,110
  Vitesse Semiconductor Corp.         8,800          27,368
  Xerox Corp.                        32,650         227,571
  Xilinx, Inc. (b)                   15,900         356,637
                                               ------------
                                                 18,777,721
                                               ------------
Conglomerates (4.08%)
  3M Co.                             18,150       2,232,450
  General Electric Co.              459,800      13,357,190

                        (continued)

                                      GACC-4

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Conglomerates (continued)
  ITT Industries, Inc.                4,200    $    296,520
  Tyco International, Ltd.           92,459       1,249,121
                                               ------------
                                                 17,135,281
                                               ------------
Containers & Glass (0.11%)
  Bemis, Inc.                         2,800         133,000
  Pactiv Corp. (b)                    7,200         171,360
  Sealed Air Corp.                    3,933         158,382
                                               ------------
                                                    462,742
                                               ------------
Cosmetics & Toiletries (0.53%)
  Avon Products, Inc.                11,300         590,312
  Gillette Co.                       48,500       1,642,695
                                               ------------
                                                  2,233,007
                                               ------------
Domestic Oil (7.20%)
  Amerada Hess Corp.                  4,300         354,750
  Anadarko Petroleum Corp.           11,904         586,867
  Apache Corp.                        6,370         366,148
  Burlington Resources, Inc.          9,392         356,896
  ChevronTexaco Corp.                49,692       4,397,742
  Conoco, Inc.                       28,300         786,740
  Devon Energy Corp.                  7,300         359,744
  EOG Resources, Inc.                 5,400         214,380
  ExxonMobil Corp.                  316,587      12,954,740
  Halliburton Co.                    19,100         304,454
  Kerr-McGee Corp.                    4,767         255,273
  Marathon Oil Corp.                 14,359         389,416
  Mcdermott International, Inc.       1,900          15,390
  Occidental Petroleum Corp.         17,400         521,826
  Phillips Petroleum Co.             18,200       1,071,616
  Rowan Cos., Inc.                    2,400          51,480
  Royal Dutch Petroleum Co.          98,300       5,433,041
  Schlumberger, Ltd.                 27,000       1,255,500
  Sunoco, Inc.                        3,700         131,831
  Unocal Corp.                       11,500         424,810
                                               ------------
                                                 30,232,644
                                               ------------
Drugs & Health Care (10.10%)
  Allergan, Inc.                      6,300         420,525
  Amgen, Inc. (b)                    49,500       2,073,060
  Applera Corp. (b)                   8,900         173,461
  Bausch & Lomb, Inc.                 2,800          94,780
  Baxter International, Inc.         27,700       1,231,265
  Becton Dickinson & Co.             12,300         423,735
  Biogen, Inc.                        7,000         290,010
  Biomet, Inc.                       11,725         317,982
  Boston Scientific Corp.            17,900         524,828
  Bristol-Myers Squibb Co.           91,060       2,340,242
  C.R. Bard, Inc.                     2,700         152,766
  Cardinal Health, Inc.              21,450       1,317,245

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Drugs & Health Care (continued)
  Chiron Corp.                        8,800    $    311,080
  Eli Lilly & Co.                    52,300       2,949,720
  Guidant Corp. (b)                  14,500         438,335
  HCA Healthcare Co.                 24,086       1,144,085
  Health Management Associates,
     Inc. (b)                        10,500         211,575
  HealthSouth Corp.                  17,400         222,546
  Humana, Inc. (b)                    6,900         107,847
  Immunex Corp. (b)                  24,500         547,330
  King Pharmaceuticals, Inc. (b)      9,433         209,884
  Manor Care, Inc. (b)                2,800          64,400
  McKesson Corp.                     13,414         438,638
  Medimmune, Inc.                    12,000         316,800
  Medtronic, Inc.                    56,300       2,412,455
  Merck & Co., Inc.                 105,850       5,360,244
  Pfizer, Inc.                      290,930      10,182,550
  Pharmacia Corp.                    60,029       2,248,086
  Quintiles Transnational Corp.
     (b)                              4,600          57,454
  Schering-Plough Corp.              67,500       1,660,500
  St. Jude Medical, Inc. (b)          4,200         310,170
  Stryker Corp. (b)                   9,300         497,643
  Tenet Healthcare Corp. (b)         15,500       1,109,025
  UnitedHealth Group, Inc.           14,400       1,318,320
  Watson Pharmaceuticals, Inc.
     (b)                              3,000          75,810
  Wellpoint Health Networks,
     Inc. (b)                         6,800         529,108
  Zimmer Holdings, Inc.               9,006         321,154
                                               ------------
                                                 42,404,658
                                               ------------
Electric Utilities (2.61%)
  AES Corp. (b)                      23,900         129,538
  Allegheny Energy, Inc.              5,900         151,925
  Ameren Corp.                        6,500         279,565
  American Electric Power, Inc.      15,060         602,701
  Calpine Corp. (b)                  15,300         107,559
  Cinergy Corp.                       7,554         271,868
  CMS Energy Corp.                    5,200          57,096
  Consolidated Edison, Inc.           9,900         413,325
  Constellation Energy Group,
     Inc.                             7,500         220,050
  Dominion Resources, Inc.           12,439         823,462
  DTE Energy Co.                      7,700         343,728
  Duke Energy Co.                    38,982       1,212,340
  Dynegy, Inc.                       15,400         110,880
  Edison International, Inc.         14,200         241,400
  Entergy Corp.                      10,400         441,376
  Exelon Corp.                       14,975         783,193
  FirstEnergy Corp.                  13,312         444,355
  FPL Group, Inc.                     8,400         503,916
  Mirant Corp.                       17,693         129,159

                        (continued)

                                      GACC-5

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Electric Utilities (continued)
  PG&E Corp.                         16,100    $    288,029
  Pinnacle West Capital Corp.         4,000         158,000
  PPL Corp.                           6,900         228,252
  Progress Energy, Inc.              10,224         531,750
  Progress Energy--CVO                5,900              59
  Public Service Enterprise
     Group, Inc.                      9,750         422,175
  Reliant Energy, Inc.               11,918         201,414
  Southern Co.                       30,400         832,960
  Teco Energy, Inc.                   4,500         111,375
  TXU Corp.                          12,605         649,788
  Xcel Energy, Inc.                  17,095         286,683
                                               ------------
                                                 10,977,921
                                               ------------
Electrical Equipment (0.54%)
  American Power Conversion
     Corp. (b)                        7,100          89,673
  Cooper Industries, Ltd.             4,400         172,920
  Eaton Corp.                         3,300         240,075
  Emerson Electric Co.               20,100       1,075,551
  Molex, Inc.                         9,925         332,785
  Power-One, Inc.                     2,700          16,794
  Rockwell International Corp.        8,550         170,829
  Thermo Electron Corp.               7,300         120,450
  Thomas & Betts Corp.                2,700          50,220
                                               ------------
                                                  2,269,297
                                               ------------
Electronics (2.36%)
  Agilent Technologies, Inc. (b)     19,823         468,814
  Applied Materials, Inc. (b)        75,400       1,434,108
  Applied Micro Circuits Corp.       13,000          61,490
  Corning, Inc.                      43,000         152,650
  Intel Corp.                       311,817       5,696,896
  Jabil Circuit, Inc. (b)             8,200         173,102
  JDS Uniphase Corp.                 62,100         165,807
  KLA-Tencor Corp. (b)                8,800         387,112
  Maxim Integrated Products,
     Inc. (b)                        15,400         590,282
  Millipore Corp.                     2,500          79,950
  Perkinelmer, Inc.                   4,800          53,040
  Sanmina Corp.                      23,400         147,654
  Scientific-Atlanta, Inc. (b)        6,400         105,280
  Solectron Corp.                    37,400         230,010
  Tektronix, Inc.                     3,300          61,743
  Waters Corp. (b)                    4,100         109,470
                                               ------------
                                                  9,917,408
                                               ------------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Federal Agencies (1.29%)
  Federal Home Loan Mortgage
     Corp.                           32,200    $  1,970,640
  Federal National Mortgage
     Association                     46,500       3,429,375
                                               ------------
                                                  5,400,015
                                               ------------
Financial Services (3.60%)
  American Express Co.               61,700       2,240,944
  Capital One Financial Corp.        10,300         628,815
  Countrywide Credit Industries,
     Inc.                             6,100         294,325
  Franklin Resources, Inc.           12,600         537,264
  Hartford Financial Services
     Group, Inc.                     11,700         695,799
  Household International, Inc.      21,453       1,066,214
  John Hancock Financial
     Services, Inc.                  14,100         496,320
  Keycorp                            17,700         483,210
  Lehman Brothers Holdings, Inc.     11,500         718,980
  MBNA Corp.                         40,225       1,330,241
  Moody's Corp.                       7,375         366,906
  PNC Financial Services Group,
     Inc.                            13,500         705,780
  Providian Financial Corp.          12,300          72,324
  SLM Corp.                           7,440         720,936
  State Street Corp.                 15,500         692,850
  Stilwell Financial, Inc.            8,300         151,060
  T. Rowe Price Group, Inc.           5,800         190,704
  U.S. Bancorp                       88,243       2,060,474
  Washington Mutual, Inc.            44,803       1,662,639
                                               ------------
                                                 15,115,785
                                               ------------
Food & Beverages (4.94%)
  Adolph Coors Co. (Class B)          1,700         105,910
  Anheuser Busch Cos., Inc.          41,700       2,085,000
  Archer-Daniels-Midland Co.         29,972         383,342
  Brown Forman Corp. (Class B)        3,300         227,700
  Campbell Soup Co.                  17,100         472,986
  Coca-Cola Co.                     114,956       6,437,536
  Coca-Cola Enterprises, Inc.        19,800         437,184
  Conagra, Inc.                      24,100         666,365
  General Mills, Inc.                17,400         766,992
  H.J. Heinz Co.                     16,650         684,315
  Hershey Foods Corp.                 6,500         406,250
  Kellogg Co.                        18,300         656,238
  Pepsi Bottling Group, Inc.         13,300         409,640
  PepsiCo, Inc.                      81,636       3,934,855
  Sara Lee Corp.                     35,600         734,784
  Unilever NV (ADR)                  26,771       1,734,761
  William Wrigley Jr. Co.            10,700         592,245
                                               ------------
                                                 20,736,103
                                               ------------

                        (continued)

                                      GACC-6

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Gas & Oil Exploration (0.11%)
  Nabors Industries, Ltd.             6,600    $    232,980
  Noble Corp.                         6,200         239,320
                                               ------------
                                                    472,300
                                               ------------
Gas & Pipeline Utilities (0.39%)
  El Paso Corp.                      22,344         460,510
  KeySpan Corp.                       6,400         240,960
  Kinder Morgan, Inc.                 5,800         220,516
  Nicor, Inc.                         2,400         109,800
  NiSource, Inc.                      7,647         166,934
  Peoples Energy Corp.                1,900          69,274
  Sempra Energy                       9,622         212,935
  The Williams Cos., Inc.            23,100         138,369
                                               ------------
                                                  1,619,298
                                               ------------
Health Care - Products (4.07%)
  Alberto Culver Co. (Class B)
     (b)                              3,000         143,400
  AmerisourceBergen Corp.             4,900         372,400
  Clorox Co.                         11,200         463,120
  International Flavours &
     Fragrances, Inc.                 4,500         146,205
  Johnson & Johnson                 141,979       7,419,822
  Procter & Gamble Co.               60,400       5,393,720
  Wyeth                              61,500       3,148,800
                                               ------------
                                                 17,087,467
                                               ------------
Hotels & Restaurants (0.82%)
  Darden Restaurants, Inc.            6,250         154,375
  Hilton Hotels Corp.                16,300         226,570
  Marriott International, Inc.       11,550         439,478
  McDonald's Corp.                   59,700       1,698,465
  Starwood Hotels & Resorts
     Worldwide, Inc. (Class B)        9,200         302,588
  Wendy's International, Inc.         5,875         234,001
  Yum! Brands, Inc.                  13,920         407,160
                                               ------------
                                                  3,462,637
                                               ------------
Household Appliances & Home Furnishings (0.32%)
  Black & Decker Corp.                3,800         183,160
  Fortune Brands, Inc.                7,200         403,200
  KB HOME                             2,400         123,624
  Leggett & Platt, Inc.               9,100         212,940
  Maytag Corp.                        3,900         166,335
  Tupperware Corp.                    2,700          56,133
  Whirlpool Corp.                     3,100         202,616
                                               ------------
                                                  1,348,008
                                               ------------
Household Products (0.41%)
  Colgate Palmolive Co.              25,900       1,296,295
  Newell Rubbermaid, Inc.            12,421         435,480
                                               ------------
                                                  1,731,775
                                               ------------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Industrial Machinery (1.15%)
  Caterpillar, Inc.                  16,400    $    802,780
  Cummins Engine, Inc.                2,200          72,820
  Danaher Corp.                       7,000         464,450
  Deere & Co.                        11,100         531,690
  Dover Corp.                         9,900         346,500
  Genuine Parts Co.                   8,225         286,806
  Illinois Tool Works, Inc.          14,300         976,690
  Ingersoll Rand Co., Ltd.            7,700         351,582
  Paccar, Inc.                        5,550         246,364
  Pall Corp.                          4,700          97,525
  Parker Hannifin Corp.               5,625         268,819
  The Stanley Works                   4,100         168,141
  W.W. Grainger, Inc.                 4,406         220,741
                                               ------------
                                                  4,834,908
                                               ------------
Insurance (4.69%)
  ACE, Ltd.                          12,300         388,680
  Aetna, Inc.                         6,722         322,454
  AFLAC, Inc.                        24,300         777,600
  Allstate Corp.                     33,396       1,234,984
  Ambac Financial Group, Inc.         5,000         336,000
  American International Group,
     Inc.                           120,891       8,248,393
  Aon Corp.                          12,775         376,607
  CIGNA Corp.                         6,800         662,456
  Cincinnati Financial Corp.          7,600         353,628
  Conseco, Inc.                      15,123          30,246
  Jefferson-Pilot Corp.               7,125         334,875
  Lincoln National Corp.              9,000         378,000
  Loews Corp.                         9,200         487,508
  Marsh & McLennan Cos., Inc.        13,050       1,260,630
  MBIA, Inc.                          7,150         404,190
  MetLife, Inc.                      33,700         970,560
  MGIC Investment Corp.               5,100         345,780
  Progressive Corp.                  10,500         607,425
  Safeco Corp.                        6,800         210,052
  The Chubb Corp.                     8,000         566,400
  The St. Paul Cos., Inc.            10,100         393,092
  Torchmark, Inc.                     5,700         217,740
  UnumProvident Corp.                10,500         267,225
  Xl Capital, Ltd.                    6,200         525,140
                                               ------------
                                                 19,699,665
                                               ------------
Investment Brokerage (1.90%)
  Bear Stearns Co., Inc.              4,520         276,624
  Charles Schwab Corp.               62,925         704,760
  J.P. Morgan Chase & Co.            92,426       3,135,090

                        (continued)

                                      GACC-7

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Investment Brokerage (continued)
  Merrill Lynch & Co., Inc.          39,900    $  1,615,950
  Morgan Stanley Dean Witter &
     Co.                             51,988       2,239,643
                                               ------------
                                                  7,972,067
                                               ------------
Leisure (0.85%)
  Brunswick Corp.                     2,100          58,800
  Carnival Corp.                     28,200         780,858
  Harrah Entertainment, Inc. (b)      5,300         235,055
  Hasbro, Inc.                        7,050          95,598
  International Game Technology,
     Inc. (b)                         4,200         238,140
  Mattel, Inc.                       18,087         381,274
  The Walt Disney Co.                94,600       1,787,940
                                               ------------
                                                  3,577,665
                                               ------------
Medical Laboratories (0.65%)
  Abbott Laboratories                72,600       2,733,390
                                               ------------
Mining (0.44%)
  Barrick Gold Corp. (ADR)           24,043         456,577
  Freeport-McMoran Copper &
     Gold, Inc. (Class B) (b)         6,400         114,240
  Inco, Ltd. (ADR)                    7,500         169,800
  Newmont Mining Corp.               18,277         481,234
  Nucor Corp.                         3,700         240,648
  Phelps Dodge Corp.                  4,017         165,500
  Placer Dome, Inc. (ADR)            14,400         161,424
  Worthington Industries, Inc.        3,000          54,300
                                               ------------
                                                  1,843,723
                                               ------------
Newspapers (0.23%)
  New York Times Co.                  7,200         370,800
  Tribune Co.                        14,050         611,175
                                               ------------
                                                    981,975
                                               ------------
Paper & Forest (0.88%)
  Boise Cascade Corp.                 2,966         102,416
  Georgia-Pacific Corp.              10,652         261,826
  International Paper Co.            22,545         982,511
  Kimberly-Clark Corp.               24,772       1,535,864
  Louisiana-Pacific Corp.             3,900          41,301
  Temple-Inland, Inc.                 2,400         138,864
  Weyerhaeuser Co.                   10,250         654,463
                                               ------------
                                                  3,717,245
                                               ------------
Petroleum Services (0.24%)
  Baker Hughes, Inc.                 16,010         532,973
  Transocean Sedco Forex, Inc.       14,844         462,390
                                               ------------
                                                    995,363
                                               ------------
Photography (0.09%)
  Eastman Kodak Co.                  13,600         396,712
                                               ------------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Publishing (0.47%)
  American Greetings Corp.            2,000    $     33,320
  Dow Jones & Co., Inc.               4,100         198,645
  Gannett, Inc.                      12,400         941,160
  Knight Ridder, Inc.                 3,900         245,505
  McGraw-Hill Cos., Inc.              9,100         543,270
                                               ------------
                                                  1,961,900
                                               ------------
Railroads & Equipment (0.48%)
  Burlington Northern Santa Fe
     Corp.                           17,324         519,720
  CSX Corp.                          10,000         350,500
  Norfolk Southern Corp.             17,050         398,629
  Union Pacific Corp.                11,800         746,704
                                               ------------
                                                  2,015,553
                                               ------------
Real Estate Investment Trust (0.29%)
  Equity Office Properties Trust     19,300         580,930
  Equity Residential Properties
     Trust                           12,600         362,250
  Plum Creek Timber Co., Inc.         8,500         260,950
                                               ------------
                                                  1,204,130
                                               ------------
Retail (8.06%)
  Albertson's, Inc.                  18,900         575,694
  Autozone, Inc.                      5,100         394,230
  Bed Bath & Beyond, Inc. (b)        13,500         509,490
  Best Buy Co., Inc. (b)             15,000         544,500
  Big Lots, Inc.                      4,325          85,116
  Circuit City Stores, Inc.           7,700         144,375
  Costco Wholesale Corp. (b)         21,406         826,700
  CVS Corp.                          19,100         584,460
  Dillard's, Inc.                     3,900         102,531
  Dollar General Corp.               15,422         293,481
  Family Dollar Stores, Inc. (b)      8,900         313,725
  Federated Department Stores,
     Inc.                             9,200         365,240
  Home Depot, Inc.                  108,500       3,985,205
  J.C. Penney Co., Inc.              11,300         248,826
  Kohl's Corp.                       15,900       1,114,272
  Limited Brands                     23,400         498,420
  Lowe's Cos., Inc.                  36,500       1,657,100
  May Department Stores Co.          13,076         430,593
  Nordstrom, Inc.                     6,100         138,165
  Office Depot, Inc. (b)             13,400         225,120
  Radioshack Corp.                    8,300         249,498
  Safeway, Inc. (b)                  23,500         685,965
  Sears Roebuck & Co.                15,300         830,790
  Sherwin-Williams Co.                7,100         212,503
  Staples, Inc.                      20,600         405,820
  Starbucks Corp.                    15,800         392,630
  Supervalu, Inc.                     6,200         152,086
  Sysco Corp.                        29,000         789,380

                        (continued)

                                      GACC-8

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Retail (continued)
  Target Corp.                       42,600    $  1,623,060
  The Gap, Inc.                      39,387         559,295
  The Kroger Co. (b)                 36,600         728,340
  Tiffany & Co.                       7,500         264,000
  TJX Cos., Inc.                     23,800         466,718
  Toys "R" Us, Inc. (b)               8,312         145,210
  Wal-Mart Stores, Inc.             206,314      11,349,333
  Walgreen Co.                       48,200       1,861,966
  Winn-Dixie Stores, Inc.             5,600          87,304
                                               ------------
                                                 33,841,141
                                               ------------
Semiconductors (0.15%)
  Advanced Micro Devices, Inc.
     (b)                             14,900         144,828
  Altera Corp.                       17,000         231,200
  National Semiconductor Corp.        9,300         271,281
                                               ------------
                                                    647,309
                                               ------------
Software (4.71%)
  Adobe Systems, Inc.                11,200         319,200
  BMC Software, Inc. (b)             10,400         172,640
  Computer Associates
     International, Inc.             25,900         411,551
  Computer Sciences Corp. (b)         8,000         382,400
  Compuware Corp. (b)                16,400          99,548
  Comverse Technology, Inc.           7,700          71,302
  Intuit, Inc. (b)                   10,000         497,200
  Mercury Interactive Corp. (b)       4,200          96,432
  Microsoft Corp. (b)               250,600      13,707,819
  Novell, Inc. (b)                   15,900          51,039
  NVIDIA Corp. (b)                    7,000         120,260
  Oracle Corp. (b)                  253,639       2,401,961
  Parametric Technology Corp.        11,200          38,416
  PeopleSoft, Inc.                   13,200         196,416
  Rational Software Corp. (b)         9,000          73,890
  Siebel Systems, Inc. (b)           20,600         292,932
  Unisys Corp.                       14,900         134,100
  VERITAS Software Corp. (b)         16,772         331,918
  YAHOO!, Inc.                       26,400         389,664
                                               ------------
                                                 19,788,688
                                               ------------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Steel (0.09%)
  Allegheny Technologies, Inc.
     (b)                              2,800    $     44,240
  MeadWestvaco Corp.                  9,268         311,034
  United States Steel Corp.           3,171          63,071
                                               ------------
                                                    418,345
                                               ------------
Technology (0.34%)
  Avaya, Inc.                        14,235          70,463
  Honeywell International, Inc.      38,325       1,350,190
                                               ------------
                                                  1,420,653
                                               ------------
Telephone (2.75%)
  AT&T Corp.                        162,531       1,739,082
  AT&T Wireless Services, Inc.      125,383         733,490
  BellSouth Corp.                    87,888       2,768,472
  Centurytel, Inc.                    7,600         224,200
  Nortel Networks Corp.             148,580         215,441
  Qwest Communications
     International, Inc.             76,839         215,149
  Sprint Corp. (FON Group)           40,500         429,705
  Sprint Corp. (PCS Group) (b)       45,100         201,597
  Verizon Communications            125,584       5,042,198
                                               ------------
                                                 11,569,334
                                               ------------
Tobacco (1.11%)
  Philip Morris Cos., Inc.          100,850       4,405,128
  UST, Inc.                           7,800         265,200
                                               ------------
                                                  4,670,328
                                               ------------
Trucking & Freight Forwarding (0.18%)
  FedEx Corp.                        13,960         745,464
                                               ------------

TOTAL INVESTMENTS (99.95%)
(IDENTIFIED COST $421,959,053) (a)              419,854,222

  Other Net Assets (0.05%)                          201,791
                                               ------------

TOTAL NET ASSETS (100.00%)                     $420,056,013
                                               ============

                                      GACC-9

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized depreciation on investments based on cost of $421,959,053 for federal income tax purposes was as follows:

    Aggregate gross unrealized
      appreciation for all investments in
      which there is an excess of value
      over tax cost                          $ 77,521,577
    Aggregate gross unrealized
      depreciation for all investments in
      which there is an excess of tax
      cost over value                         (79,626,408)
                                             ------------
    Net unrealized depreciation              $ (2,104,831)
                                             ============

(b)  Non-income producing security.

Key to Abbreviations:

ADR - An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.
                                     GACC-10

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                       $419,854,222
  Cash                                            198,778
  Receivable for:
     Securities sold                               96,138
     Dividends                                    502,855
                                             ------------
       Total Assets                           420,651,993
                                             ------------
LIABILITIES:
  Payable for:
     Fund shares redeemed                         542,508
  Accrued expenses payable to:
     Conning Asset Management Company              35,648
     General American Life Insurance
       Company                                     17,824
                                             ------------
       Total Liabilities                          595,980
                                             ------------
  Net Assets                                 $420,056,013
                                             ============
COMPONENTS OF NET ASSETS:
  Capital paid in                            $400,269,705
  Undistributed net investment income           3,382,435
  Accumulated net realized gains (losses)      18,508,704
  Unrealized appreciation (depreciation)
     on investments                            (2,104,831)
                                             ------------
  Net Assets                                 $420,056,013
                                             ============
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING       9,887,560
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)              $      42.48
IDENTIFIED COST OF INVESTMENTS               $421,959,053

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Dividends                                   $  3,395,976(a)
  Interest                                           6,468
                                              ------------
                                                 3,402,444
                                              ------------
EXPENSES:
  Investment management charge                     235,955
  Administrative charge                            118,077
                                              ------------
     Total expenses                                354,032
                                              ------------
       Net Investment Income                     3,048,412
                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                           19,692,341
  Unrealized appreciation (depreciation)
     on:
     Investments--net                          (86,380,403)
                                              ------------
  Net gain (loss)                              (66,688,062)
                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $(63,639,650)
                                              ============

(a)  Net of foreign taxes of $18,280.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            -------------
                                                                      2002                      2001
                                                                ----------------            -------------
From Operations:
  Net investment income                                          $   3,048,412              $   6,859,158
  Net realized gain (loss)                                          19,692,341                 49,568,387
  Unrealized appreciation (depreciation)                           (86,380,403)              (135,639,229)
                                                                 -------------              -------------
     Increase (decrease) in net assets from operations             (63,639,650)               (79,211,684)
                                                                 -------------              -------------
From Capital Share Transactions
  Proceeds from sale of shares                                      24,100,771                 76,295,986
  Cost of shares redeemed                                          (78,239,499)              (148,733,353)
                                                                 -------------              -------------
     Increase (decrease) in net assets from capital share
      transactions                                                 (54,138,728)               (72,437,367)
                                                                 -------------              -------------
     Total increase (decrease) in net assets                      (117,778,378)              (151,649,051)
Net Assets
  Beginning of the period                                          537,834,391                689,483,442
                                                                 -------------              -------------
  End of the period                                              $ 420,056,013              $ 537,834,391
                                                                 =============              =============
Undistributed (Overdistributed) Net Investment Income
  End of the period                                              $   3,382,435              $     334,023
                                                                 =============              =============
Number of shares of the Fund:
  Issued from the sale of shares                                       505,560                  1,555,054
  Redeemed                                                          (1,608,886)                (2,963,035)
                                                                 -------------              -------------
Net Change                                                          (1,103,326)                (1,407,981)
                                                                 =============              =============

                See accompanying notes to financial statements.
                                     GACC-11

              GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                          SIX MONTHS
                                            ENDED
                                           JUNE 30,                              YEAR ENDED DECEMBER 31,
                                          ----------       --------------------------------------------------------------------
                                             2002            2001           2000           1999           1998           1997
                                          ----------       --------       --------       --------       --------       --------
Net Asset Value, Beginning of Period       $  48.93        $  55.61       $  60.87       $  50.49       $  39.40       $  29.67
                                           --------        --------       --------       --------       --------       --------
Income From Investment Operations:
Net investment income                          0.31            0.63           0.55           0.54           0.53           0.52
Net realized and unrealized gain
  (loss) on investments                       (6.76)          (7.31)         (5.81)          9.84          10.56           9.21
                                           --------        --------       --------       --------       --------       --------

Total from investment operations              (6.45)          (6.68)         (5.26)         10.38          11.09           9.73
                                           --------        --------       --------       --------       --------       --------
Net Asset Value, End of Period             $  42.48        $  48.93       $  55.61       $  60.87       $  50.49       $  39.40
                                           ========        ========       ========       ========       ========       ========

Total Return (%)                              (13.2)(a)       (12.0)          (8.7)          20.6           28.2           32.8

Net assets, end of Period (000)            $420,056        $537,834       $689,483       $898,689       $700,489       $501,577
Ratio of operating expenses to average
  net assets (%)                               0.15(b)         0.15           0.26           0.30           0.30           0.30
Ratio of net investment income to
  average net assets (%)                       1.29(b)         1.18           0.92           0.99           1.21           1.48
Portfolio turnover rate (%)                      10(b)           12             14             13             13             13

(a)  Not computed on annualized basis.

(b)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-12

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND
MANAGEMENT DISCUSSION

In the first six months of 2002, the Money Market Fund earned 0.8% versus 0.7% for the Lipper Money Market Average. The fund ranked 6th for its net return during the 2nd quarter and 3rd for the last five years when compared with over 113 other variable annuity money market funds of similar size according to Lipper, a nationally recognized analytical firm. The 5-year return on the Fund is 5.0% compared with 4.6% for the Lipper Average.

The Federal Reserve took a pass on any Fed Funds changes (currently 1.75%) at its five meetings this year, but did move their bias from weakness to neutral at the end of January suggesting that the next move would be a tightening. Yields along the Treasury curve moved down, with the largest change occurring in the 5-year note. Increased reliance on commercial paper as a funding vehicle for longer-term liabilities brought a push by the investment community for corporations to shore up credit facilities backing the debt. Despite this push, the supply of commercial paper remains adequate. The average maturity of the Money Market Fund is 39 days.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                           MONEY MARKET FUND
                                                                           -----------------
6/30/92                                                                        10000.00
6/30/93                                                                        10318.00
6/30/94                                                                        10658.00
6/30/95                                                                        11246.00
6/30/96                                                                        11875.00
6/30/97                                                                        12541.00
6/30/98                                                                        13263.00
6/30/99                                                                        13956.00
6/30/00                                                                        14770.00
6/30/01                                                                        15648.00
6/30/02                                                                        16008.00

AVERAGE ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2002                                       MONEY MARKET FUND
6 Months                                                                0.8%
1 Year                                                                  2.3%
5 Years                                                                 5.0%
10 Years                                                                4.8%
Life of Fund                                                            5.7%

The Fund's performance reflects administrative and management charges. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-13

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                    PAR        INTEREST    MATURITY        MARKET
SHORT TERM SECURITIES                                              VALUE       RATE (%)      DATE          VALUE
--------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER
Agricultural Operations (0.68%)
  Cargill, Inc.(b)                                              $ 2,500,000      2.01        8/28/02    $  2,500,048
                                                                                                        ------------
Asset Backed (23.08%)
  Bavaria GLB Corp.                                                 647,000      1.92         7/3/02         645,060
  Bavaria GLB Corp.                                                 695,000      1.92         7/5/02         694,891
  Bavaria GLB Corp.                                               2,000,000      1.95         7/5/02       1,999,727
  Bavaria GLB Corp.                                               1,000,000      1.87        7/15/02         999,515
  Bavaria GLB Corp.                                               5,000,000      1.82        8/20/02       4,988,872
  Bavaria GLB Corp.                                               2,000,000      1.90        8/28/02       1,994,002
  Bavaria GLB Corp.                                               3,025,000      1.82         9/3/02       3,015,035
  Bavaria GLB Corp.                                               1,230,000      1.85         9/3/02       1,225,948
  Bavaria GLB Corp.                                               1,400,000      1.84        9/17/02       1,394,425
  Dealers Capital Access Trust, Inc.                              4,000,000      1.83         7/3/02       3,999,593
  Edison Asset Securitization                                     2,500,000      1.84        8/16/02       2,496,853
  Edison Asset Securitization                                     5,000,000      1.80         9/3/02       4,983,529
  Edison Asset Securitization                                     2,000,000      1.91        9/16/02       1,992,133
  Edison Asset Securitization                                     5,000,000      1.92        9/16/02       4,980,334
  Edison Asset Securitization                                       800,000      1.97        9/23/02         796,578
  Edison Asset Securitization                                     1,023,000      1.83       10/11/02       1,017,719
  Enterprise Funding Corp.                                        5,150,000      1.81        7/22/02       5,146,251
  Enterprise Funding Corp.                                        3,089,000      1.80        7/29/02       3,086,069
  Kittyhawk Funding                                               5,000,000      2.15        9/20/02       4,979,351
  Kittyhawk Funding                                               3,000,000      2.23        9/20/02       2,987,610
  Market Street Funding Corp.                                     5,000,000      1.80        7/16/02       4,996,926
  Market Street Funding Corp.                                     5,000,000      1.79        7/23/02       4,994,531
  Market Street Funding Corp.                                     3,000,000      1.84         8/8/02       2,995,887
  Montauk Funding Corp.                                           3,000,000      1.90        7/11/02       2,990,901
  Montauk Funding Corp.                                           1,500,000      1.82        7/23/02       1,498,836
  Old Line Funding Corp.                                          1,100,000      1.80         7/1/02       1,100,000
  Old Line Funding Corp.                                          3,000,000      1.79         7/2/02       2,999,851
  Old Line Funding Corp.                                          1,262,000      1.80        7/17/02       1,260,990
  Old Line Funding Corp.                                          4,000,000      1.83        7/19/02       3,997,436
  Windmill Funding Corp.                                          4,130,000      1.78        7/24/02       4,125,303
                                                                                                        ------------
                                                                                                          84,384,156
                                                                                                        ------------
Building & Construction (7.39%)
  Sheffield Receivables Corp.                                     5,000,000      1.80         9/5/02       4,983,038
  Sheffield Receivables Corp.                                     5,940,000      1.80        9/10/02       5,918,388
  Yorkshire Building Society                                      1,300,000      1.81         7/2/02       1,299,935
  Yorkshire Building Society                                      5,000,000      1.88         7/5/02       4,999,319
  Yorkshire Building Society                                      6,000,000      1.84        7/11/02       5,981,803
  Yorkshire Building Society                                      3,855,000      1.79         9/6/02       3,841,732
                                                                                                        ------------
                                                                                                          27,024,215
                                                                                                        ------------

                                                    (continued)

                                     GACC-14

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                    PAR        INTEREST    MATURITY        MARKET
SHORT TERM SECURITIES                                              VALUE       RATE (%)      DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
Business Services (0.98%)
  Sweetwater Capital Corp.                                      $   572,000      1.85        7/11/02    $    570,265
  Sweetwater Capital Corp.                                        3,011,000      1.90        7/24/02       3,009,846
                                                                                                        ------------
                                                                                                           3,580,111
                                                                                                        ------------
Commercial Paper (3.87%)
  Delaware Group Division & Income Fund (144A)                   11,910,000      1.90        7/16/02      11,903,497
  UBS Finance, Inc.                                               2,254,000      1.85        8/19/02       2,251,217
                                                                                                        ------------
                                                                                                          14,154,714
                                                                                                        ------------
Electric Utilities (5.47%)
  Centennial Energy Holdings                                      5,000,000      2.05        7/26/02       4,995,810
  Wisconsin Electric Fuel Trust                                   9,000,000      1.85         7/8/02       8,996,763
  Wisconsin Electric Fuel Trust                                   6,000,000      1.82        7/12/02       5,996,663
                                                                                                        ------------
                                                                                                          19,989,236
                                                                                                        ------------
Finance & Banking (24.53%)
  Barton Capital Corp.                                            1,300,000      1.85         7/9/02       1,299,466
  Barton Capital Corp.                                            3,550,000      1.79        7/11/02       3,539,233
  Barton Capital Corp.                                            1,100,000      1.80        7/11/02       1,099,450
  Barton Capital Corp.                                            4,701,000      1.80        8/16/02       4,690,188
  Barton Capital Corp.                                            2,680,000      1.80        8/19/02       2,675,624
  Clipper Receivables Corp.                                       6,000,000      1.80         7/2/02       5,999,700
  Clipper Receivables Corp.                                       8,000,000      1.80         7/8/02       7,997,200
  Clipper Receivables Corp.                                       3,000,000      1.80        8/15/02       2,993,250
  Fayette Funding, Ltd.                                           6,200,000      1.82        7/22/02       6,193,418
  Frigate Funding Corp.                                           2,825,000      1.83        7/11/02       2,823,564
  Frigate Funding Corp.                                           2,332,000      1.80        7/23/02       2,329,435
  Heller Financial, Inc.(b)                                       1,000,000      7.50        8/23/02         997,759
  Household Finance Corp.(b)                                      4,000,000      5.88        11/1/02       4,047,076
  Moat Funding, L.L.C.                                            3,500,000      1.79        7/24/02       3,496,206
  Moat Funding, L.L.C.                                            1,835,000      1.81        7/24/02       1,833,128
  Moat Funding, L.L.C.                                            5,000,000      1.81        8/13/02       4,992,084
  National Rural Utilities Cooperative Finance                    3,246,000      1.80        7/11/02       3,244,377
  Restructured Asset Securities Enhanced (144A)(b)                8,500,000      1.89        7/15/02       8,500,000
  Svenska Handelsbanken, Inc.                                       844,000      1.95       11/27/02         837,658
  Thunder Bay Funding, Inc.                                       4,153,000      1.79        7/11/02       4,140,405
  Thunder Bay Funding, Inc.                                       5,000,000      1.83        7/15/02       4,996,500
  Thunder Bay Funding, Inc.                                       1,000,000      1.80        7/16/02         999,321
  Thunder Bay Funding, Inc.                                       5,000,000      1.81         9/3/02       4,983,529
  Triple A One Funding Corp.                                      5,000,000      1.81        7/26/02       4,995,718
                                                                                                        ------------
                                                                                                          89,704,289
                                                                                                        ------------
Financial Services (1.15%)
  Duff & Phelps Utilities Income, Inc.                            2,280,000      2.03        8/14/02       2,278,527
  Duff & Phelps Utilities Income, Inc.                            1,130,000      1.87       11/13/02       1,127,389
  Duff & Phelps Utilities Income, Inc.                              800,000      2.20         3/4/03         789,553
                                                                                                        ------------
                                                                                                           4,195,469
                                                                                                        ------------
Food & Beverages (1.64%)
  Golden Peanut Co.                                               6,000,000      1.81        7/26/02       5,995,229
                                                                                                        ------------

                                                    (continued)

                                     GACC-15

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                    PAR        INTEREST    MATURITY        MARKET
SHORT TERM SECURITIES                                              VALUE       RATE (%)      DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
Gas & Pipeline Utilities (2.56%)
  Deer Park Refining, L.P.                                      $ 9,390,000      1.80        7/24/02    $  9,379,201
                                                                                                        ------------
Health Care - Products (2.14%)
  Alcon Finance, Plc. (144A)                                      5,025,000      1.81        7/17/02       5,021,874
  Alcon Finance, Plc. (144A)                                      2,810,000      1.81        8/16/02       2,806,494
                                                                                                        ------------
                                                                                                           7,828,368
                                                                                                        ------------
Insurance (4.51%)
  Cooperative Association of Tractor Dealers "A"                  1,425,000      1.85        7/17/02       1,424,605
  Cooperative Association of Tractor Dealers "A"                  2,000,000      1.84         8/7/02       1,997,311
  Cooperative Association of Tractor Dealers "A"                  2,000,000      1.95        8/13/02       1,997,827
  Cooperative Association of Tractor Dealers "A"                  2,000,000      1.82        8/20/02       1,995,111
  Cooperative Association of Tractor Dealers "A"                  1,098,000      1.85         9/4/02       1,094,329
  Cooperative Association of Tractor Dealers "A"                  5,000,000      2.03       10/21/02       4,971,729
  Cooperative Association of Tractor Dealers "B"                  1,000,000      1.85        7/15/02         999,755
  Cooperative Association of Tractor Dealers "B"                  2,000,000      1.85         8/7/02       1,996,856
                                                                                                        ------------
                                                                                                          16,477,523
                                                                                                        ------------
Investment Brokerage (1.90%)
  Goldman Sachs Group, L.P.                                       2,500,000      2.10        10/7/02       2,476,335
  Merrill Lynch & Co., Inc.                                       4,500,000      1.81       11/12/02       4,469,606
                                                                                                        ------------
                                                                                                           6,945,941
                                                                                                        ------------
Lease Rental Obligations (4.02%)
  World Omni Vehicle Leasing, Inc.                                4,718,000      1.83        7/24/02       4,712,484
  World Omni Vehicle Leasing, Inc.                                5,000,000      1.83        7/25/02       4,993,900
  World Omni Vehicle Leasing, Inc.                                5,000,000      1.83        7/26/02       4,993,646
                                                                                                        ------------
                                                                                                          14,700,030
                                                                                                        ------------
Telephone (4.71%)
  Verizon Global Funding                                          2,265,000      2.00       11/15/02       2,249,358
  Verizon Network Fund                                            5,000,000      1.81         7/2/02       4,999,799
  Verizon Network Fund                                           10,000,000      1.82        8/20/02       9,980,759
                                                                                                        ------------
                                                                                                          17,229,916
                                                                                                        ------------
Tobacco (4.40%)
  Philip Morris Cos., Inc.                                        3,000,000      1.85        7/29/02       2,997,361
  Philip Morris Cos., Inc.                                       10,000,000      1.86        7/29/02       9,991,671
  Philip Morris Cos., Inc.                                        3,095,000      1.88         8/5/02       3,092,030
                                                                                                        ------------
                                                                                                          16,081,062
                                                                                                        ------------
Utilities (3.58%)
  Fountain Square Commerce Funding (144A)                         3,015,000      1.88         7/8/02       3,014,292
  Fountain Square Commerce Funding (144A)                         1,932,000      1.80        7/12/02       1,930,937
  Fountain Square Commerce Funding (144A)                         5,000,000      1.83        7/15/02       4,997,568
  Fountain Square Commerce Funding (144A)                           805,000      1.70        7/16/02         804,797
  Fountain Square Commerce Funding (144A)                         2,359,000      1.82         8/2/02       2,356,414
                                                                                                        ------------
                                                                                                          13,104,008
                                                                                                        ------------

TOTAL COMMERCIAL PAPER (96.61%) (AMORTIZED COST $353,227,033)                                            353,273,516
                                                                                                        ------------


                                                    (continued)

                                     GACC-16

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                    PAR        INTEREST    MATURITY        MARKET
SHORT TERM SECURITIES                                              VALUE       RATE (%)      DATE          VALUE
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (96.61%) (AMORTIZED COST $353,227,033)                                                $353,273,516

Other net assets (3.39%)                                                                                  12,400,457
                                                                                                        ------------

TOTAL NET ASSETS (100.00%)                                                                              $365,673,973
                                                                                                        ============

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized appreciation on investments based on cost of $353,227,033 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost            $113,761
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value             (67,278)
                                                                    --------
    Net unrealized appreciation                                     $ 46,483
                                                                    ========

(b)  Variable or floating rate security. Rate disclosed is as of 6/30/2002.

Key to Abbreviations:

144A - Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in institutional buyers. At the period end, the value of these securities amounted to $41,335,873 or 11.3% of net assets.

                See accompanying notes to financial statements.
                                     GACC-17

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                       $353,273,516
  Cash                                             64,029
  Receivable for:
     Fund shares sold                          12,319,992
     Interest                                      77,256
                                             ------------
       Total Assets                           365,734,793
                                             ------------
LIABILITIES:
  Accrued expenses payable to:
     Conning Asset Management Company              37,085
     General American Life Insurance
       Company                                     23,735
                                             ------------
       Total Liabilities                           60,820
                                             ------------
  Net Assets                                 $365,673,973
                                             ============
COMPONENTS OF NET ASSETS:
  Capital paid in                            $361,972,756
  Undistributed net investment income           3,656,080
  Accumulated net realized gains (losses)          (1,346)
  Unrealized appreciation (depreciation)
     on investments and foreign currency           46,483
                                             ------------
  Net Assets                                 $365,673,973
                                             ============
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      16,164,054
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)              $      22.62
AMORTIZED COST OF INVESTMENTS                $353,227,033

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Interest                                    $ 3,410,627
                                              -----------
EXPENSES:
  Investment management charge                    222,885
  Administrative charge                           142,647
                                              -----------
     Total expenses                               365,532
                                              -----------
       Net Investment Income                    3,045,095
                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                                (878)
     Unrealized appreciation
       (depreciation) on:
     Investments--net                              14,853
                                              -----------
  Net gain (loss)                                  13,975
                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $ 3,059,070
                                              ===========

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            -------------
                                                                      2002                      2001
                                                                ----------------            -------------
From Operations
  Net investment income                                          $   3,045,095              $  11,005,265
  Net realized gain (loss)                                                (878)                      (468)
  Unrealized appreciation (depreciation)                                14,853                     33,968
                                                                 -------------              -------------
     Increase (decrease) in net assets from operations               3,059,070                 11,038,765
                                                                 -------------              -------------
From Capital Share Transactions
  Proceeds from sale of shares                                     175,278,236                440,423,337
  Cost of shares redeemed                                         (189,600,657)              (320,447,650)
                                                                 -------------              -------------
     Increase (decrease) in net assets from capital share
      transactions                                                 (14,322,421)               119,975,687
                                                                 -------------              -------------
     Total increase (decrease) in net assets                       (11,263,351)               131,014,452
Net Assets
  Beginning of the period                                          376,937,324                245,922,872
                                                                 -------------              -------------
  End of the period                                              $ 365,673,973              $ 376,937,324
                                                                 =============              =============
Undistributed (Overdistributed) Net Investment Income
  End of the period                                              $   3,656,080              $     610,985
                                                                 =============              =============
Number of shares of the Fund:
  Issued from the sale of shares                                     7,774,350                 20,172,616
  Redeemed                                                          (8,414,750)               (14,775,421)
                                                                 -------------              -------------
Net Change                                                            (640,400)                 5,397,195
                                                                 =============              =============

                See accompanying notes to financial statements.
                                     GACC-18

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                          SIX MONTHS
                                            ENDED
                                           JUNE 30,                              YEAR ENDED DECEMBER 31,
                                          ----------       --------------------------------------------------------------------
                                             2002            2001           2000           1999           1998           1997
                                          ----------       --------       --------       --------       --------       --------
Net Asset Value, Beginning of Period       $  22.43        $  21.56       $  20.25       $  19.25       $  18.23       $  17.24
                                           --------        --------       --------       --------       --------       --------
Income From Investment Operations: Net
  investment income                            0.19            0.87           1.31           1.00           1.02           0.99
                                           --------        --------       --------       --------       --------       --------
Total from investment operations               0.19            0.87           1.31           1.00           1.02           0.99
                                           --------        --------       --------       --------       --------       --------
Net Asset Value, end of Period             $  22.62        $  22.43       $  21.56       $  20.25       $  19.25       $  18.23
                                           ========        ========       ========       ========       ========       ========

Total Return (%)                                0.8(a)          4.1            6.5            5.2            5.6            5.7

Net assets, end of Period (000)            $365,674        $376,937       $245,923       $256,140       $235,046       $174,571
Ratio of operating expenses to average
  net assets (%)                               0.20(b)         0.20           0.21           0.21           0.21           0.21
Ratio of net investment income to
  average net assets (%)                       1.71(b)         3.76           6.26           5.08           5.45           5.60

(a)  Not computed on annualized basis.

(b)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-19

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

MANAGEMENT DISCUSSION

The Bond Index Fund returned 3.2% for the first six months of 2002. The Lehman Government/Credit Index returned 3.3% for the same period, under-performing the broader Lehman Aggregate Index by 0.5%. Agencies were the best performing sector of the market, followed by Treasurys and Corporates. The 5-year return for the Fund was 7.1% versus 7.5% for the Lehman Government/Credit Index.

Several high profile accounting and corporate governance scandals have created a bifurcated market where spreads on higher quality, untainted names remain tight, while lower quality issuers with difficult to understand accounting methods are being punished with wider spreads.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                                                         LEHMAN BROTHERS
                                                                      BOND INDEX FUND                GOVERNMENT/CREDIT INDEX
                                                                      ---------------                -----------------------
6/30/92                                                                   10000.00                           10000.00
6/30/93                                                                   11150.00                           11315.00
6/30/94                                                                   10934.00                           11150.00
6/30/95                                                                   12274.00                           12572.00
6/30/96                                                                   12840.00                           13158.00
6/30/97                                                                   13837.00                           14178.00
6/30/98                                                                   15324.00                           15777.00
6/30/99                                                                   15559.00                           16203.00
6/30/00                                                                   16188.00                           16902.00
6/30/01                                                                   17954.00                           18784.00
6/30/02                                                                   19492.00                           20333.00

AVERAGE ANNUAL RETURNS

                                                                                        LEHMAN BROTHERS
PERIODS ENDED JUNE 30, 2002                                    BOND INDEX FUND      GOVERNMENT/CREDIT INDEX
6 Months                                                            3.2%                     3.3%
1 Year                                                              8.6%                     8.3%
5 Years                                                             7.1%                     7.5%
10 Years                                                            6.9%                     7.4%
Life of Fund                                                        7.9%                     8.7%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-20

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                     PAR           MARKET
BONDS & NOTES                       VALUE          VALUE
------------------------------------------------------------
Aerospace & Defense (1.61%)
  Lockheed Martin Corp.,
     8.20%, 12/01/09              $  700,000    $    810,171
  The Boeing Co., 8.10%,
     11/15/06                      1,000,000       1,126,010
                                                ------------
                                                   1,936,181
                                                ------------
Banks (0.88%)
  Wells Fargo Capital B
     (144A), 7.95%, 12/01/26       1,000,000       1,065,144
                                                ------------
Broadcasting (2.07%)
  News America, Inc., 6.63%,
     01/09/08                        800,000         806,450
  Time Warner Entertainment
     Co., 10.15%, 05/01/12         1,000,000       1,142,001
  Viacom, Inc., 7.70%,
     07/30/10                        500,000         546,715
                                                ------------
                                                   2,495,166
                                                ------------
Communications (1.32%)
  Vodafone Airtouch, Plc.,
     7.63%, 02/15/05               1,500,000       1,596,775
                                                ------------
Computers & Business Equipment (0.47%)
  International Business
     Machines Corp., 7.50%,
     06/15/13                        500,000         566,429
                                                ------------
Domestic Oil (0.46%)
  Phillips Petroleum Co.,
     8.50%, 05/25/05                 500,000         558,856
                                                ------------
Electric Utilities (4.28%)
  Consolidated Edison Co.,
     6.45%, 12/01/07               1,000,000       1,066,930
  Dominion Resources, Inc.,
     7.63%, 07/15/05               1,445,000       1,566,728
  El Paso Corp., 7.00%,
     05/15/11                      1,000,000         957,027
  PSEG Power, L.L.C., 7.75%,
     04/15/11                        500,000         528,411
  Tennessee Valley Authority,
     6.00%, 03/15/13               1,000,000       1,038,709
                                                ------------
                                                   5,157,805
                                                ------------
Federal Agencies (19.19%)
  Federal Farm Credit Banks,
     5.75%, 01/18/11               1,000,000       1,034,482
  Federal Home Loan Banks,
     6.25%, 08/13/04               1,500,000       1,593,362
  Federal Home Loan Banks,
     4.13%, 11/15/06               2,000,000       1,989,316
  Federal Home Loan Banks,
     7.25%, 02/15/07               1,070,000       1,197,532
  Federal Home Loan Mortgage
     Corp., 7.38%, 05/15/03        3,000,000       3,134,034

------------------------------------------------------------
                                     PAR           MARKET
BONDS & NOTES                       VALUE          VALUE
------------------------------------------------------------
Federal Agencies (continued)
  Federal Home Loan Mortgage
     Corp., 6.25%, 07/15/04       $3,000,000    $  3,191,472
  Federal Home Loan Mortgage
     Corp., 7.00%, 07/15/05        1,000,000       1,095,048
  Federal Home Loan Mortgage
     Corp., 6.00%, 06/15/11          500,000         523,431
  Federal Home Loan Mortgage
     Corp., 5.50%, 09/15/11          500,000         505,168
  Federal National Mortgage
     Association, 6.50%,
     08/15/04                      1,000,000       1,067,518
  Federal National Mortgage
     Association, 5.75%,
     06/15/05                      1,700,000       1,800,223
  Federal National Mortgage
     Association, 7.00%,
     07/15/05                      1,000,000       1,093,599
  Federal National Mortgage
     Association, 5.75%,
     02/15/08                      1,500,000       1,582,897
  Federal National Mortgage
     Association, 5.50%,
     03/15/11                      1,200,000       1,217,324
  Federal National Mortgage
     Association, 6.25%,
     05/15/29                      1,500,000       1,498,388
  Federal National Mortgage
     Association, 6.21%,
     08/06/38                        625,000         624,953
                                                ------------
                                                  23,148,747
                                                ------------
Finance & Banking (14.55%)
  ABN-AMRO Bank N.V. (New York
     Branch), 7.13%, 10/15/93        500,000         529,204
  Associates Corp. North
     America, 5.80%, 04/20/04        500,000         522,849
  Chase Manhattan Corp.,
     7.00%, 11/15/09               1,000,000       1,060,871
  Citigroup, Inc., 5.75%,
     05/10/06                      1,000,000       1,040,341
  Conoco Funding Co., 6.35%,
     10/15/11                        500,000         518,382
  Deutsche Ausgleichsbank,
     6.50%, 09/15/04                 500,000         534,643
  EOP Operating, L.P., 8.38%,
     03/15/06                      1,000,000       1,105,159
  Fleet National Bank, 5.75%,
     01/15/09                      1,000,000       1,021,656
  Ford Motor Co., 7.75%,
     02/15/07                      1,000,000       1,047,338
  Ford Motor Co., 7.38%,
     10/28/09                        500,000         517,601
  Ford Motor Co., 6.63%,
     10/01/28                        500,000         421,615
  General Motors Acceptance
     Corp., 7.75%, 01/19/10        1,000,000       1,058,096
  Heller Financial, Inc.,
     6.38%, 03/15/06               1,000,000       1,067,163

                        (continued)

                                     GACC-21

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                     PAR           MARKET
BONDS & NOTES                       VALUE          VALUE
------------------------------------------------------------
Finance & Banking (continued)
  Household Finance Corp.,
     7.88%, 03/01/07              $1,000,000    $  1,066,571
  HSBC Holdings, Plc., 7.50%,
     07/15/09                        500,000         557,506
  Intermediate American
     Development Bank, 5.38%,
     11/18/08                      1,700,000       1,775,286
  International Bank for
     Reconstruction &
     Development, 4.38%,
     09/28/06                        500,000         505,700
  Lehman Brothers Holdings,
     Inc., 7.75%, 01/15/05         1,000,000       1,075,006
  Nationsbank Corp., 7.75%,
     08/15/15                      1,100,000       1,236,719
  Sanwa Finance Aruba AEC,
     8.35%, 07/15/09                 500,000         495,285
  Sprint Capital Corp., 7.13%,
     01/30/06                        500,000         400,096
                                                ------------
                                                  17,557,087
                                                ------------
Financial Services (0.85%)
  General Electric Capital
     Corp., 6.13%, 02/22/11        1,000,000       1,019,129
                                                ------------
Food & Beverages (3.59%)
  Anheuser-Busch Cos., Inc.,
     7.50%, 03/15/12                 500,000         575,153
  Conagra, Inc., 6.00%,
     09/15/06                        500,000         519,454
  Conagra, Inc., 6.75%,
     09/15/11                      1,500,000       1,582,818
  Tyson Foods, Inc., 8.25%,
     10/01/11                        500,000         551,628
  Unilever Capital Corp.,
     7.13%, 11/01/10               1,000,000       1,102,037
                                                ------------
                                                   4,331,090
                                                ------------
Gas & Oil Exploration (0.42%)
  Burlington Resources Finance
     Co., 6.40%, 08/15/11            500,000         509,280
                                                ------------
Investment Brokerage (0.85%)
  Morgan Stanley Dean Witter &
     Co., 5.80%, 04/01/07          1,000,000       1,025,567
                                                ------------
Leisure (0.88%)
  The Walt Disney Co., 6.75%,
     03/30/06                      1,000,000       1,062,541
                                                ------------
Non-Ferrous Metals (0.43%)
  Phelps Dodge Corp., 8.75%,
     06/01/11                        500,000         515,813
                                                ------------

------------------------------------------------------------
                                     PAR           MARKET
BONDS & NOTES                       VALUE          VALUE
------------------------------------------------------------
Paper & Forest (0.43%)
  Weyerhaeuser Co. (144A),
     6.75%, 03/15/12              $  500,000    $    517,758
                                                ------------
Petroleum Services (1.54%)
  Conoco, Inc., 5.90%,
     04/15/04                        800,000         833,185
  Kinder Morgan Energy
     Partners, L.P., 6.75%,
     03/15/11                      1,000,000       1,028,989
                                                ------------
                                                   1,862,174
                                                ------------
Railroads & Equipment (1.35%)
  CSX Corp., 7.90%, 05/01/17         500,000         576,296
  Union Pacific Corp., 6.40%,
     02/01/06                      1,000,000       1,051,039
                                                ------------
                                                   1,627,335
                                                ------------
Retail (0.83%)
  Lowe's Cos., Inc., 6.88%,
     02/15/28                      1,000,000       1,005,747
                                                ------------
Telephone (1.90%)
  ALLTEL Corp., 6.80%,
     05/01/29                        500,000         433,656
  BellSouth Capital Funding
     Corp., 7.75%, 02/15/10          750,000         832,858
  GTE North, Inc., 5.65%,
     11/15/08                        500,000         487,641
  Southwestern Bell Telephone
     Co., 6.63%, 07/15/07            500,000         536,145
                                                ------------
                                                   2,290,300
                                                ------------
Tobacco (0.44%)
  Philip Morris Cos., Inc.,
     7.00%, 07/15/05                 500,000         534,594
                                                ------------
U.S. Treasury (34.07%)
  United States Treasury
     Bonds, 9.38%, 02/15/06        2,000,000       2,382,900
  United States Treasury
     Bonds, 9.88%, 11/15/15          500,000         717,230
  United States Treasury
     Bonds, 8.75%, 05/15/17        1,000,000       1,334,266
  United States Treasury
     Bonds, 8.13%, 08/15/19        1,800,000       2,305,613
  United States Treasury
     Bonds, 7.25%, 08/15/22        1,000,000       1,191,162
  United States Treasury
     Bonds, 7.63%, 11/15/22        2,000,000       2,475,420
  United States Treasury
     Bonds, 6.00%, 02/15/26          800,000         832,122
  United States Treasury
     Bonds, 6.63%, 02/15/27        1,000,000       1,122,810

                        (continued)

                                     GACC-22

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                     PAR           MARKET
BONDS & NOTES                       VALUE          VALUE
------------------------------------------------------------
U.S. Treasury (continued)
  United States Treasury
     Bonds, 5.50%, 08/15/28       $  500,000    $    486,808
  United States Treasury
     Bonds, 5.38%, 02/15/31        1,300,000       1,272,985
  United States Treasury
     Notes,
  5.25%, 08/15/03                  1,000,000       1,034,609
  United States Treasury
     Notes, 5.75%, 08/15/03        2,300,000       2,391,641
  United States Treasury
     Notes, 5.88%, 02/15/04        3,000,000       3,156,816
  United States Treasury
     Notes, 7.25%, 05/15/04        1,000,000       1,081,621
  United States Treasury
     Notes, 7.25%, 08/15/04        1,000,000       1,087,656
  United States Treasury
     Notes, 7.88%, 11/15/04          400,000         443,288
  United States Treasury
     Notes, 6.50%, 05/15/05        2,000,000       2,171,110
  United States Treasury
     Notes, 5.75%, 11/15/05          400,000         426,875
  United States Treasury
     Notes, 5.88%, 11/15/05        1,000,000       1,071,578
  United States Treasury
     Notes, 7.00%, 07/15/06        2,000,000       2,233,982
  United States Treasury
     Notes, 6.50%, 10/15/06          500,000         550,433
  United States Treasury
     Notes, 6.13%, 08/15/07        1,000,000       1,089,943
  United States Treasury
     Notes, 5.50%, 02/15/08        1,500,000       1,593,608
  United States Treasury
     Notes, 4.75%, 11/15/08        3,000,000       3,054,885
  United States Treasury
     Notes, 5.75%, 08/15/10        2,000,000       2,139,376
  United States Treasury
     Notes, 5.00%, 02/15/11        3,400,000       3,457,549
                                                ------------
                                                  41,106,286
                                                ------------
Yankee (4.29%)
  Diageo Capital, Plc., 6.13%,
     08/15/05                        500,000         527,577
  Government of Canada, 6.75%,
     08/28/06                      1,000,000       1,100,299

------------------------------------------------------------
                                     PAR           MARKET
BONDS & NOTES                       VALUE          VALUE
------------------------------------------------------------
Yankee (continued)
  Hydro Quebec, 8.40%,
     01/15/22                     $1,000,000    $  1,226,299
  Province of Quebec, 6.50%,
     01/17/06                        610,000         654,435
  Republic of Italy, 7.25%,
     02/07/05                        500,000         543,683
  United Mexican States,
     9.88%, 02/01/10               1,000,000       1,117,500
                                                ------------
                                                   5,169,793
                                                ------------

TOTAL BONDS & NOTES (96.70%)
(IDENTIFIED COST $112,095,304)                   116,659,597
                                                ------------
Discount Notes (1.10%)
  Honeywell International,
     Inc., 1.95%, 07/01/02         1,331,000       1,331,000
                                                ------------

TOTAL SHORT TERM INVESTMENTS (1.10%)
(IDENTIFIED COST $1,331,000)                       1,331,000
                                                ------------

TOTAL INVESTMENTS (97.80%)
(IDENTIFIED COST $113,426,304) (a)               117,990,597

  Other Net Assets (2.20%)                         2,654,199
                                                ------------

TOTAL NET ASSETS (100.00%)                      $120,644,796
                                                ============

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized appreciation on investments based on cost of $113,426,304 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation
      for all investments in which there is
      an excess of value over tax cost         $5,131,533
    Aggregate gross unrealized depreciation
      for all investments in which there is
      an excess of tax cost over value           (567,240)
                                               ----------
    Net unrealized appreciation                $4,564,293
                                               ==========

Key to Abbreviations:

144A - Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,582,902 or 1.31% of net assets.

                See accompanying notes to financial statements.
                                     GACC-23

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                       $117,990,597
  Cash                                                524
  Receivable for:
     Fund shares sold                             533,745
     Interest                                   2,149,250
                                             ------------
       Total Assets                           120,674,116
                                             ------------
LIABILITIES:
  Accrued expenses payable to:
     Conning Asset Management Company              24,433
     General American Life Insurance
       Company                                      4,887
                                             ------------
       Total Liabilities                           29,320
                                             ------------
  Net Assets                                 $120,644,796
                                             ============
COMPONENTS OF NET ASSETS:
  Capital paid in                            $114,154,390
  Undistributed net investment income           3,486,835
  Accumulated net realized gains (losses)      (1,560,722)
  Unrealized appreciation (depreciation)
     on investments                             4,564,293
                                             ------------
Net Assets                                   $120,644,796
                                             ============
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING       3,932,255
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)              $      30.68
IDENTIFIED COST OF INVESTMENTS               $113,426,304

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Interest                                     $3,455,586
                                               ----------
EXPENSES:
  Investment management charge                    147,787
  Administrative charge                            29,557
                                               ----------
     Total expenses                               177,344
                                               ----------
       Net Investment Income                    3,278,242
                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                            (322,294)
  Unrealized appreciation (depreciation)
     on:
     Investments--net                             799,153
                                               ----------
Net gain (loss)                                   476,859
                                               ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                   $3,755,101
                                               ==========

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 SIX MONTHS
                                                                   ENDED                 YEAR ENDED
                                                                  JUNE 30,              DECEMBER 31,
                                                                ------------            ------------
                                                                    2002                    2001
                                                                ------------            ------------
From Operations
  Net investment income                                         $  3,278,242            $  6,617,935
  Net realized gain (loss)                                          (322,294)              1,499,391
  Unrealized appreciation (depreciation)                             799,153               1,030,375
                                                                ------------            ------------
     Increase (decrease) in net assets from operations             3,755,101               9,147,701
                                                                ------------            ------------
From Capital Share Transactions
  Proceeds from sale of shares                                     8,353,493              33,010,441
  Cost of shares redeemed                                        (16,858,336)            (22,782,831)
                                                                ------------            ------------
     Increase (decrease) in net assets from capital share
      transactions                                                (8,504,843)             10,227,610
                                                                ------------            ------------
     Total increase (decrease) in net assets                      (4,749,742)             19,375,311
Net Assets
  Beginning of the period                                        125,394,538             106,019,227
                                                                ------------            ------------
  End of the period                                             $120,644,796            $125,394,538
                                                                ============            ============
Undistributed (Overdistributed) Net Investment Income
  End of the period                                             $  3,486,835            $    208,593
                                                                ============            ============
Number of shares of the Fund:
  Issued from the sale of shares                                     277,253               1,181,709
  Redeemed                                                          (564,549)               (828,922)
                                                                ------------            ------------
Net Change                                                          (287,296)                352,787
                                                                ============            ============

                See accompanying notes to financial statements.
                                     GACC-24

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                             SIX MONTHS
                                               ENDED
                                              JUNE 30,                             YEAR ENDED DECEMBER 31,
                                             ----------       -----------------------------------------------------------------
                                                2002            2001           2000          1999          1998          1997
                                             ----------       --------       --------       -------       -------       -------
Net Asset Value, Beginning of Period          $  29.72        $  27.42       $  24.46       $ 25.19       $ 23.19       $ 21.21
                                              --------        --------       --------       -------       -------       -------
Income From Investment Operations:
Net investment income                             0.84            1.56           1.58          1.42          1.40          1.39
Net realized and unrealized gain (loss)
  on investments                                  0.12            0.74           1.38         (2.15)         0.60          0.59
                                              --------        --------       --------       -------       -------       -------

Total from investment operations                  0.96            2.30           2.96         (0.73)         2.00          1.98
                                              --------        --------       --------       -------       -------       -------
Net Asset Value, end of Period                $  30.68        $  29.72       $  27.42       $ 24.46       $ 25.19       $ 23.19
                                              ========        ========       ========       =======       =======       =======
Total Return (%)                                   3.2(a)          8.4           12.1          (2.9)          8.6           9.3
Net assets, end of Period (000)               $120,645        $125,395       $106,019       $71,041       $69,177       $48,330
Ratio of operating expenses to average
  net assets (%)                                  0.30(b)         0.30           0.30          0.30          0.30          0.30
Ratio of net investment income to average
  net assets (%)                                  5.55(b)         5.67           6.21          5.75          5.80          6.25
Portfolio turnover rate (%)                         42(b)           44             25            29            54            47

(a) Not computed on annualized basis.

(b) Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-25

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

MANAGEMENT DISCUSSION

For the first six months of 2002, the Fund returned -11.5%, versus -4.8% for the Russell 1000 Value Index.

The markets continued to struggle amid diminished investor confidence resulting from government warnings of terrorist attacks, corporate governance issues, and fears of a double-dip economic slowdown despite positive economic news. The second quarter was a difficult market environment in which no sector in the Russell 1000 Value benchmark posted a positive return.

Our sector weights were modestly beneficial for performance comparisons; underweighting Utilities was most helpful; overweighting Technology was least helpful. Stock selection in several sectors disappointed in the second quarter. Positive returns by McDonald's could not offset poor performance by media-oriented holdings Liberty Media, AOL Time Warner, and General Motors-Hughes Division. Flextronics, Sun Microsystems, and Intel all fell sharply during the quarter, contributing to a weak showing in the Technology sector. Among Health Care holdings, drug companies Schering-Plough and Bristol-Myers Squibb hurt performance. In Financial Services, the largest sector in the index, we underperformed due both to limited exposure to REIT and S&L industries and weak returns from Morgan Stanley. Finally, positions in AMR and Delphi detracted from results in the Transportation sector.

While the economy continues to show signs of improvement, a full recovery has yet to materialize. Based on valuations, we have continued to maintain a cyclical tilt in the portfolio. We are significantly overweight Consumer Discretionary, Transportation, and Technology and remain underweight in more defensive sectors as positive investor sentiment for these sectors has increased valuations to the point where theses stocks are fairly valued.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                                                          S&P / BARRA 500 VALUE
                                                   MANAGED EQUITY FUND      RUSSELL 1000 VALUE INDEX              INDEX
                                                   -------------------      ------------------------      ---------------------
6/30/92                                                 10000.00                    10000.00                    10000.00
6/30/93                                                 10846.00                    12166.00                    11848.00
6/30/94                                                 11238.00                    12358.00                    12216.00
6/30/95                                                 13314.00                    14887.00                    14818.00
6/30/96                                                 16273.00                    18554.00                    18493.00
6/30/97                                                 20434.00                    24711.00                    24205.00
6/30/98                                                 24267.00                    31837.00                    30286.00
6/30/99                                                 28570.00                    37047.00                    35296.00
6/30/00                                                 24858.00                    33743.00                    33493.00
6/30/01                                                 30640.00                    37231.00                    36146.00
6/30/02                                                 26508.00                    33898.00                    29607.00

AVERAGE ANNUAL RETURNS

                                                           MANAGED EQUITY      RUSSELL 1000      S&P/BARRA 500
PERIODS ENDED JUNE 30, 2002                                     FUND           VALUE INDEX        VALUE INDEX
6 Months                                                       -11.5%              -4.8%             -9.5%
1 Year                                                         -13.5%              -9.0%            -18.1%
5 Years                                                          5.3%               6.5%              4.1%
10 Years                                                        10.2%              13.0%             11.5%
Life of Fund                                                     9.3%              11.5%             10.3%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the indices. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-26

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Aerospace & Defense (3.34%)
  The Boeing Co.                     14,000    $    630,000
  United Technologies Corp.           7,800         529,620
                                               ------------
                                                  1,159,620
                                               ------------
Air Travel (1.78%)
  AMR Corp. (b)                      36,500         615,390
                                               ------------
Aluminum (2.13%)
  Alcoa, Inc.                        22,320         739,908
                                               ------------
Auto Parts (1.89%)
  Delphi Automotive Systems
     Corp.                           49,500         653,400
                                               ------------
Automobiles (1.61%)
  General Motors Corp.               53,746         558,958
                                               ------------
Banks (11.17%)
  Bank of America Corp.              10,200         717,672
  Bank of New York Co., Inc.         17,000         573,750
  Citigroup, Inc.                    27,561       1,067,989
  FleetBoston Financial Corp.        22,200         718,170
  Wells Fargo & Co.                  15,900         795,954
                                               ------------
                                                  3,873,535
                                               ------------
Business Services (4.55%)
  Cendant Corp. (b)                  49,200         781,296
  Waste Management, Inc.             30,600         797,130
                                               ------------
                                                  1,578,426
                                               ------------
Chemicals (1.69%)
  Rohm & Haas Co.                    14,500         587,105
                                               ------------
Communication Services (6.38%)
  AOL Time Warner, Inc.              35,800         526,618
  Liberty Media Corp.                66,600         666,000
  SBC Communications, Inc.           22,800         695,400
  The News Corp., Ltd. (ADR)         14,200         325,606
                                               ------------
                                                  2,213,624
                                               ------------
Communications (2.11%)
  Motorola, Inc.                     50,700         731,094
                                               ------------
Computers & Business Equipment (3.40%)
  Hewlett-Packard Co.                49,179         751,455
  Sun Microsystems, Inc.             85,000         425,850
                                               ------------
                                                  1,177,305
                                               ------------
Conglomerates (1.79%)
  Tyco International, Ltd.           45,900         620,109
                                               ------------
Domestic Oil (10.04%)
  Anadarko Petroleum Corp.           12,100         596,530
  BP Amoco, Plc. (ADR)               15,200         767,448
  ChevronTexaco Corp.                 7,523         665,785

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Domestic Oil (continued)
  ExxonMobil Corp.                   18,264    $    747,363
  Unocal Corp.                       19,100         705,554
                                               ------------
                                                  3,482,680
                                               ------------
Drugs & Health Care (6.35%)
  Bristol-Myers Squibb Co.           25,000         642,500
  Pharmacia Corp.                    21,500         805,175
  Schering-Plough Corp.              30,700         755,220
                                               ------------
                                                  2,202,895
                                               ------------
Electric Utilities (0.50%)
  Exelon Corp.                        3,300         172,590
                                               ------------
Electronics (1.65%)
  Intel Corp.                        31,300         571,851
                                               ------------
Financial Services (5.76%)
  Hartford Financial Services
     Group, Inc.                      8,300         493,601
  MBNA Corp.                         21,200         701,084
  U.S. Bancorp                       34,400         803,240
                                               ------------
                                                  1,997,925
                                               ------------
Food & Beverages (1.69%)
  Kraft Foods, Inc.                  14,330         586,814
                                               ------------
Hotels & Restaurants (2.35%)
  McDonald's Corp.                   28,600         813,670
                                               ------------
Insurance (5.83%)
  American International Group,
     Inc.                            12,000         818,760
  Marsh & McLennan Cos., Inc.         4,900         473,340
  Xl Capital, Ltd.                    8,600         728,420
                                               ------------
                                                  2,020,520
                                               ------------
Investment Brokerage (4.67%)
  J.P. Morgan Chase & Co.            25,500         864,960
  Morgan Stanley Dean Witter &
     Co.                             17,500         753,900
                                               ------------
                                                  1,618,860
                                               ------------
Paper & Forest (4.60%)
  International Paper Co.            18,500         806,230
  Kimberly-Clark Corp.               12,700         787,400
                                               ------------
                                                  1,593,630
                                               ------------
Railroads & Equipment (2.22%)
  Burlington Northern Santa Fe
     Corp.                           25,600         768,000
                                               ------------
Retail (5.58%)
  CVS Corp.                          23,000         703,800
  Federated Department Stores,
     Inc.                            13,400         531,980
  The Gap, Inc.                      49,300         700,060
                                               ------------
                                                  1,935,840
                                               ------------

                        (continued)

                                     GACC-27

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                       SHARES        VALUE
-----------------------------------------------------------
Semiconductors (1.09%)
  Flextronics International,
     Ltd. (b)                        53,100    $    378,603
                                               ------------
Technology (2.10%)
  Honeywell International, Inc.      20,695         729,085
                                               ------------
Telephone (2.24%)
  BellSouth Corp.                    24,700         778,050
                                               ------------

TOTAL INVESTMENTS (98.51%)
(IDENTIFIED COST $37,902,087) (a)                34,159,487

  Other Net Assets (1.49%)                          517,865
                                               ------------

TOTAL NET ASSETS (100.00%)                     $ 34,677,352
                                               ============

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized depreciation on investments based on cost of $37,902,087 for federal income tax purposes was as follows:

    Aggregate gross unrealized
      appreciation for all investments in
      which there is an excess of value
      over tax cost                          $  1,868,535
    Aggregate gross unrealized
      depreciation for all investments in
      which there is an excess of tax
      cost over value                          (5,611,135)
                                             ------------
    Net unrealized depreciation              $ (3,742,600)
                                             ============

(b)  Non-income producing security.

Key to Abbreviations:

ADR - An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.
                                     GACC-28

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                        $34,159,487
  Receivable for:
     Securities sold                              629,144
     Fund shares sold                               1,335
     Dividends and interest                        34,884
                                              -----------
       Total Assets                            34,824,850
                                              -----------
LIABILITIES:
  Payable for:
     Securities purchased                          59,724
     Due to custodian bank                         69,924
  Accrued expenses payable to:
     Conning Asset Management Company              14,875
     General American Life Insurance
       Company                                      2,975
                                              -----------
       Total Liabilities                          147,498
                                              -----------
  Net Assets                                  $34,677,352
                                              ===========
COMPONENTS OF NET ASSETS:
  Capital paid in                             $38,502,799
  Undistributed net investment income             (28,342)
  Accumulated net realized gains (losses)         (54,505)
  Unrealized appreciation (depreciation)
     on investments                            (3,742,600)
                                              -----------
  Net Assets                                  $34,677,352
                                              ===========
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING         930,586
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)               $     37.26
IDENTIFIED COST OF INVESTMENTS                $37,902,087

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Dividends                                   $   291,278(a)
  Interest                                          3,789
                                              -----------
                                                  295,067
                                              -----------
EXPENSES:
  Investment management charge                     95,033
  Administrative charge                            19,206
                                              -----------
     Total expenses                               114,239
                                              -----------
       Net Investment Income                      180,828
                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                              14,330
  Unrealized appreciation (depreciation)
     on:
     Investments--net                          (4,825,899)
                                              -----------
  Net gain (loss)                              (4,811,569)
                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $(4,630,741)
                                              ===========

(a)  Net of foreign taxes of $1,275.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            ------------
                                                                      2002                      2001
                                                                ----------------            ------------
From Operations:
  Net investment income                                           $   180,828               $    703,086
  Net realized gain (loss)                                             14,330                    746,490
  Unrealized appreciation (depreciation)                           (4,825,899)                (2,621,005)
                                                                  -----------               ------------
     Increase (decrease) in net assets from operations             (4,630,741)                (1,171,429)
                                                                  -----------               ------------
From Capital Share Transactions
  Proceeds from sale of shares                                      2,755,882                  8,892,312
  Cost of shares redeemed                                          (2,199,762)               (25,160,790)
                                                                  -----------               ------------
     Increase (decrease) in net assets from capital share
      transactions                                                    556,120                (16,268,478)
                                                                  -----------               ------------
     Total increase (decrease) in net assets                       (4,074,621)               (17,439,907)
Net Assets
  Beginning of the period                                          38,751,973                 56,191,880
                                                                  -----------               ------------
  End of the period                                               $34,677,352               $ 38,751,973
                                                                  ===========               ============
Undistributed (Overdistributed) Net Investment Income
  End of the period                                               $   (28,342)              $   (209,170)
                                                                  ===========               ============
Number of shares of the Fund:
  Issued from the sale of shares                                       65,557                    215,158
  Redeemed                                                            (54,929)                  (654,338)
                                                                  -----------               ------------
Net Change                                                             10,628                   (439,180)
                                                                  ===========               ============

                See accompanying notes to financial statements.
                                     GACC-29

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                               SIX MONTHS
                                                 ENDED
                                                JUNE 30,                            YEAR ENDED DECEMBER 31,
                                               ----------       ---------------------------------------------------------------
                                                  2002           2001          2000          1999          1998          1997
                                               ----------       -------       -------       -------       -------       -------
Net Asset Value, Beginning of Period            $ 42.12         $ 41.34       $ 36.71       $ 35.63       $ 31.20       $ 25.31
                                                -------         -------       -------       -------       -------       -------
Income From Investment Operations:
Net investment income                              0.20            0.69          0.52          0.42          0.48          0.63
Net realized and unrealized gain (loss) on
  investments                                     (5.06)           0.09(a)       4.11          0.66          3.95          5.26
                                                -------         -------       -------       -------       -------       -------

Total from investment operations                  (4.86)           0.78          4.63          1.08          4.43          5.89
                                                -------         -------       -------       -------       -------       -------
Net Asset Value, End of Period                  $ 37.26         $ 42.12       $ 41.34       $ 36.71       $ 35.63       $ 31.20
                                                =======         =======       =======       =======       =======       =======

Total Return (%)                                  (11.5)(b)         1.9          12.6           3.0          14.2          23.3

Net assets, end of Period (000)                 $34,677         $38,752       $56,192       $64,712       $61,804       $59,138
Ratio of operating expenses to average net
  assets (%)                                       0.59(c)         0.40          0.39          0.39          0.39          0.41
Ratio of net investment income to average
  net assets (%)                                   0.94(c)         1.34          1.38          1.14          1.46          2.19
Portfolio turnover rate (%)                          68(c)           82           163            16            67            49

(a) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Not computed on annualized basis.

(c)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-30

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION

Year to date the Fund produced negative performance returning -9.9% versus -6.5% for the blended 60% S&P 500 and 40% Lehman Brothers Government Credit Index.

Although consumers have benefited from low interest rates and incentive programs to make purchases, continued equity market volatility, a loss in credibility of corporate management and geo-political uncertainty have eroded their confidence. The U.S. Equity market, as measured by the S&P 500 Index was down -13.4% for the second quarter of 2002 and the Fund's Growth style bias and pro-cyclical tilt hurt performance. Our overweight of the weak Technology sector and disappointing returns in the Financial Services, Health Care and Consumer Discretionary sectors were the key drivers of second-quarter underperformance. Performance benefited most from stock selection in Other Energy and our underweight of the Utilities sector. At the margin, we are adding most to positions in growth cyclical companies that should benefit from the expected economic recovery and to positions in fundamentally strong companies with growing earnings whose stock prices declined after not meeting expectations.

The fixed income portion of the fund had positive returns as U.S. interest rates fell in the quarter but underperformed its benchmark due to a shorter-than benchmark duration posture and overweight in investment grade credit. The cumulative decline in interest rates during the quarter led to increased refinancing mortgage activity, particularly in the month of June. This put downward pressure on prices in the Mortgage Backed Securities sector and we used that weakness to reduce our underweight in the sector and our mortgage positions contributed favorably to performance. Collateralized Mortgage Backed Securities and Asset Backed Securities outperformed, benefiting from tighter swap spreads and our allocation to those sectors had a net positive impact on performance, particularly our overweights in Asset Backed Securities and Collateralized Mortgage Backed Securities. Near-term, we are likely to remain in a low-inflation, high-productivity environment but our longer-term expectations are rising inflation, fueled by an accommodative Fed, re-regulation and trade protectionism, rising service sector costs, and a weaker dollar.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                                                             LEHMAN BROTHERS
                                                                                                          INTERMEDIATE GOV/CORP
                                                  ASSET ALLOCATION FUND           S&P 500 INDEX                BOND INDEX
                                                  ---------------------           -------------           ---------------------
6/30/92                                                 10000.00                    10000.00                    10000.00
6/30/93                                                 11079.00                    11361.00                    11050.00
6/30/94                                                 11222.00                    11520.00                    11022.00
6/30/95                                                 13033.00                    14518.00                    12165.00
6/30/96                                                 15372.00                    18290.00                    12774.00
6/30/97                                                 18468.00                    24634.00                    13696.00
6/30/98                                                 21663.00                    32060.00                    14866.00
6/30/99                                                 25794.00                    39357.00                    15488.00
6/30/00                                                 30645.00                    42213.00                    16143.00
6/30/01                                                 27816.00                    35956.00                    17925.00
6/30/02                                                 24516.00                    29493.00                    19389.00

AVERAGE ANNUAL RETURNS

                                                                                              LEHMAN BROTHERS
                                                        ASSET ALLOCATION      S&P 500      INTERMEDIATE GOV/CORP
PERIODS ENDED JUNE 30, 2002                                   FUND             INDEX            BOND INDEX
6 Months                                                      -9.9%           -13.2%               3.3%
1 Year                                                       -11.9%           -18.0%               8.2%
5 Years                                                        5.8%             3.7%               7.2%
10 Years                                                       9.4%            11.4%               6.9%
Life of Fund                                                   9.8%            10.6%               8.1%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the indices. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-31

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                                   MARKET
COMMON STOCKS                        SHARES         VALUE
------------------------------------------------------------
Aerospace & Defense (1.33%)
  Lockheed Martin Corp.                 4,100    $   284,950
  United Technologies Corp.            10,500        712,950
                                                 -----------
                                                     997,900
                                                 -----------
Apparel & Textiles (0.97%)
  Jones Apparel Group, Inc. (b)         7,000        262,500
  NIKE, Inc. (Class B)                  8,700        466,755
                                                 -----------
                                                     729,255
                                                 -----------
Auto Parts (0.72%)
  Delphi Automotive Systems
     Corp.                             40,600        535,920
                                                 -----------
Banks (4.83%)
  Bank of America Corp.                 9,200        647,312
  Bank of New York Co., Inc.            4,200        141,750
  Bank One Corp.                       21,400        823,472
  Citigroup, Inc.                      31,640      1,226,050
  Wells Fargo & Co.                    15,600        780,936
                                                 -----------
                                                   3,619,520
                                                 -----------
Broadcasting (1.22%)
  USA Networks, Inc. (b)               39,000        914,550
                                                 -----------
Business Services (1.57%)
  Cendant Corp. (b)                    40,900        649,492
  Waste Management, Inc.               20,100        523,605
                                                 -----------
                                                   1,173,097
                                                 -----------
Chemicals (1.19%)
  Air Products & Chemicals,
     Inc.                               5,400        272,538
  E. I. du Pont de Nemours              5,200        230,880
  Praxair, Inc.                         6,800        387,396
                                                 -----------
                                                     890,814
                                                 -----------
Communication Services (2.70%)
  AOL Time Warner, Inc.                21,700        319,207
  SBC Communications, Inc.             19,900        606,950
  The News Corp., Ltd. (ADR)            7,100        162,803
  Viacom, Inc. (Class B) (b)           21,100        936,207
                                                 -----------
                                                   2,025,167
                                                 -----------
Communications (0.83%)
  Cisco Systems, Inc. (b)              44,400        619,380
                                                 -----------
Computers & Business Equipment (4.12%)
  Dell Computer Corp. (b)              16,200        423,468
  First Data Corp.                     19,800        736,560
  Hewlett-Packard Co.                  21,821        333,425
  International Business
     Machines Corp.                     6,500        468,000
  Micron Technology, Inc.              11,700        236,574
  QLogic Corp.                          7,600        289,560

------------------------------------------------------------
                                                   MARKET
COMMON STOCKS                        SHARES         VALUE
------------------------------------------------------------
Computers & Business Equipment (continued)
  Sun Microsystems, Inc.               23,400    $   117,234
  Texas Instruments, Inc.              20,540        486,798
                                                 -----------
                                                   3,091,619
                                                 -----------
Conglomerates (1.88%)
  General Electric Co.                 48,530      1,409,797
                                                 -----------
Domestic Oil (3.89%)
  Anadarko Petroleum Corp.              5,000        246,500
  BP Amoco, Plc. (ADR)                 23,100      1,166,319
  Burlington Resources, Inc.            6,100        231,800
  ExxonMobil Corp.                     12,300        503,316
  Ocean Energy, Inc. (b)               35,600        771,452
                                                 -----------
                                                   2,919,387
                                                 -----------
Drugs & Health Care (5.50%)
  Amgen, Inc. (b)                      17,200        720,336
  Andrx Corp. (b)                       2,300         62,031
  Baxter International, Inc.            4,300        191,135
  Biogen, Inc.                          4,600        190,578
  Caremark Rx, Inc. (b)                17,500        288,750
  Pfizer, Inc.                         36,450      1,275,750
  Pharmacia Corp.                      37,210      1,393,514
                                                 -----------
                                                   4,122,094
                                                 -----------
Electronics (1.25%)
  Intel Corp.                          51,400        939,078
                                                 -----------
Federal Agencies (0.62%)
  Federal National Mortgage
     Association                        6,300        464,625
                                                 -----------
Financial Services (1.32%)
  American Express Co.                  9,900        359,568
  Capital One Financial Corp.           6,500        396,825
  U.S. Bancorp                         10,100        235,835
                                                 -----------
                                                     992,228
                                                 -----------
Food & Beverages (2.21%)
  Coca-Cola Co.                         4,300        240,800
  Kraft Foods, Inc.                    12,300        503,685
  PepsiCo, Inc.                        18,900        910,980
                                                 -----------
                                                   1,655,465
                                                 -----------
Gas & Oil Exploration (0.41%)
  Noble Corp.                           8,000        308,800
                                                 -----------
Health Care - Products (2.07%)
  Johnson & Johnson                     8,200        428,532
  Procter & Gamble Co.                  7,900        705,470
  Wyeth                                 8,200        419,840
                                                 -----------
                                                   1,553,842
                                                 -----------

                        (continued)

                                     GACC-32

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                                   MARKET
COMMON STOCKS                        SHARES         VALUE
------------------------------------------------------------
Hotels & Restaurants (1.33%)
  McDonald's Corp.                     35,000    $   995,750
                                                 -----------
Insurance (3.00%)
  ACE, Ltd.                            42,800      1,352,480
  MGIC Investment Corp.                 6,900        467,820
  The St. Paul Cos., Inc.              11,000        428,120
                                                 -----------
                                                   2,248,420
                                                 -----------
Investment Brokerage (1.47%)
  J.P. Morgan Chase & Co.              17,300        586,816
  Morgan Stanley Dean Witter &
     Co.                               11,900        512,652
                                                 -----------
                                                   1,099,468
                                                 -----------
Paper & Forest (1.42%)
  International Paper Co.              21,200        923,896
  Weyerhaeuser Co.                      2,200        140,470
                                                 -----------
                                                   1,064,366
                                                 -----------
Railroads & Equipment (0.58%)
  CSX Corp.                            12,400        434,620
                                                 -----------
Retail (5.28%)
  CVS Corp.                            17,800        544,680
  Home Depot, Inc.                     29,200      1,072,516
  Kohl's Corp.                          5,700        399,456
  Target Corp.                         23,800        906,780
  Wal-Mart Stores, Inc.                18,800      1,034,188
                                                 -----------
                                                   3,957,620
                                                 -----------
Software (2.27%)
  Microsoft Corp.(b)                   29,500      1,613,650
  Siebel Systems, Inc.(b)               6,100         86,742
                                                 -----------
                                                   1,700,392
                                                 -----------
Technology (0.70%)
  Honeywell International, Inc.        14,800        521,404
                                                 -----------
Tobacco (0.51%)
  Philip Morris Cos., Inc.              8,800        384,384
                                                 -----------

TOTAL COMMON STOCKS (55.19%)
(IDENTIFIED COST $46,040,621)                     41,368,962
                                                 -----------

------------------------------------------------------------
                                      PAR
BONDS & NOTES                        AMOUNT
------------------------------------------------------------
Aerospace & Defense (0.36%)
  BAE Systems Holding (144A),
     6.40%, 12/15/11               $  100,000        101,196
  United Technologies Corp.,
     7.13%, 11/15/10                  150,000        164,721
                                                 -----------
                                                     265,917
                                                 -----------

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Air Travel (0.14%)
  Delta Airlines, Inc., 7.57%,
     11/18/10                      $   50,000    $    53,642
  Delta Airlines, Inc., 6.42%,
     07/02/12                          50,000         50,768
                                                 -----------
                                                     104,410
                                                 -----------
Aluminum (0.07%)
  Alcoa, Inc., 6.00%, 01/15/12         50,000         51,312
                                                 -----------
Asset Backed (1.86%)
  Citibank Credit Card Issuance
     Trust, 7.45%, 09/15/07           275,000        295,687
  Citibank Credit Card Issuance
     Trust, 2.50%, 12/10/08           175,000        175,986
  Countrywide Asset-Backed
     Certificates, Inc., 1.00%,
     12/25/32                          75,000         75,000
  Distribution Financial
     Services Trust, 5.67%,
     01/17/17                         200,000        204,342
  Ford Credit Auto Owner Trust,
     4.79%, 11/15/06                  175,000        177,188
  MBNA Credit Card Master Note
     Trust, 6.55%, 12/15/08           200,000        209,331
  Residential Asset Securities
     Corp., 4.99%, 02/25/27           250,000        254,393
                                                 -----------
                                                   1,391,927
                                                 -----------
Auto Parts (0.16%)
  Dana Corp., 9.00%, 08/15/11         125,000        123,125
                                                 -----------
Automobiles (0.76%)
  AutoNation, Inc., 9.00%,
     08/01/08                          25,000         25,625
  Briggs & Stratton Corp.,
     8.88%, 03/15/11                  125,000        131,250
  DaimlerChrysler North America
     Holding Corp., 8.50%,
     01/18/31                         225,000        248,745
  Ford Motor Co., 7.45%,
     07/16/31                         175,000        162,898
                                                 -----------
                                                     568,518
                                                 -----------
Banks (0.17%)
  SunTrust Banks, Inc., 6.38%,
     04/01/11                          75,000         77,976
  Union Planters Bank, 5.13%,
     06/15/07                          50,000         50,206
                                                 -----------
                                                     128,182
                                                 -----------

                        (continued)

                                     GACC-33

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Broadcasting (0.19%)
  Charter Communication
     Holdings, L.L.C., 9.63%,
     11/15/09                      $  100,000    $    66,500
  News America, Inc., 6.63%,
     01/09/08                          75,000         75,605
                                                 -----------
                                                     142,105
                                                 -----------
Building & Construction (0.17%)
  Beazer Homes USA, Inc.
     (144A), 8.38%, 04/15/12           50,000         50,500
  D.R. Horton, Inc. (144A),
     8.50%, 04/15/12                   75,000         75,281
                                                 -----------
                                                     125,781
                                                 -----------
Business Services (0.10%)
  Electronic Data Systems
     Corp., 7.45%, 10/15/29            75,000         78,414
                                                 -----------
Chemicals (0.37%)
  Airgas, Inc., 9.13%, 10/01/11       100,000        105,500
  Lyondell Chemical Co., 9.63%,
     05/01/07                          75,000         71,250
  OM Group, Inc., 9.25%,
     12/15/11                         100,000        103,500
                                                 -----------
                                                     280,250
                                                 -----------
Collateralized Mortgage Obligations (4.36%)
  Commercial Mortgage
     Acceptance Corp. (144A),
     6.23%, 07/15/31                  200,000        155,298
  DLJ Commercial Mortgage
     Corp., 7.16%, 06/10/31(c)        175,000        143,883
  Granite Mortgages, Plc.,
     3.16%, 04/20/42(c)               100,000        100,000
  IMPAC Funding Corp., 4.04%,
     07/25/02                          75,000         74,921
  J.P. Morgan Commercial
     Mortgage Finance Corp.,
     6.66%, 10/15/35                  175,000        186,254
  J.P. Morgan Project
     Commercial Mortgage
     Finance Corp., 7.24%,
     09/15/29                         325,000        353,321
  LB Commercial Conduit
     Mortgage Trust, 7.11%,
     07/15/08                         137,105        147,360
  Lehman Brothers-UBS
     Commercial Mortgage Trust
     (144A), 6.16%, 07/14/16          187,739        194,310
  Morgan Stanley Capital I,
     Inc., 6.63%, 06/15/08            225,000        241,063
  NationsLink Funding Corp.
     (Class E), 7.11%, 08/20/30
     (c)                              350,000        364,951
  PNC Mortgage Acceptance
     Corp., 7.30%, 10/12/33           100,000        110,884

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Collateralized Mortgage Obligations (continued)
  Principal Residential
     Mortgage Capital (144A),
     5.50%, 06/21/04               $  225,000    $   233,226
  Principal Residential
     Mortgage Capital (144A),
     4.55%, 12/20/04                  150,000        152,625
  Residential Asset Security
     Mortgage Pass Thru, 5.75%,
     03/25/27                         350,000        360,752
  Salomon Brothers Commercial
     Mortgage Trust, 6.23%,
     12/18/35                         225,000        236,193
  Salomon Brothers Mortgage
     Securities VII, Inc.,
     6.13%, 02/18/34                  200,000        209,632
                                                 -----------
                                                   3,264,673
                                                 -----------
Communication Services (0.21%)
  Koninklijke KPN NV, 7.50%,
     10/01/05                          75,000         76,364
  TCI Communications, Inc.,
     8.65%, 09/15/04                   75,000         77,518
                                                 -----------
                                                     153,882
                                                 -----------
Communications (0.51%)
  Clear Channel Communications,
     Inc., 7.25%, 09/15/03            125,000        128,272
  Comcast Cable Communications,
     6.38%, 01/30/06                   75,000         72,639
  Deutsche Telekom
     International Finance BV,
     9.25%, 06/01/32                   25,000         25,199
  Vodafone Airtouch, Plc.,
     7.63%, 02/15/05                  150,000        159,678
                                                 -----------
                                                     385,788
                                                 -----------
Computers & Business Equipment (0.07%)
  First Data Corp., 4.70%,
     11/01/06                          50,000         50,146
                                                 -----------
Containers & Glass (0.17%)
  Ball Corp., 8.25%, 08/01/08         125,000        129,375
                                                 -----------
Drugs & Health Care (0.43%)
  HealthSouth Corp., 7.00%,
     06/15/08                         150,000        147,750
  Tenet Healthcare Corp.,
     5.38%, 11/15/06                  175,000        176,851
                                                 -----------
                                                     324,601
                                                 -----------
Electric Utilities (0.70%)
  DTE Energy Co., 6.00%,
     06/01/04                         150,000        155,500
  Ohio Power Co., 6.75%,
     07/01/04                         100,000        105,093

                        (continued)

                                     GACC-34

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Electric Utilities (continued)
  Oncor Electric Delivery Co.
     (144A), 6.38%, 05/01/12       $  125,000    $   128,431
  Progress Energy, Inc., 7.10%,
     03/01/11                         125,000        132,052
                                                 -----------
                                                     521,076
                                                 -----------
Electronics (0.10%)
  L-3 Communications Corp.
     (144A), 7.63%, 06/15/12           75,000         75,000
                                                 -----------
Federal Agencies (2.26%)
  Federal National Mortgage
     Association, 6.25%,
     02/01/11                         325,000        341,627
  Federal National Mortgage
     Association, 7.25%,
     05/15/30                         325,000        370,084
  Federal National Mortgage
     Association, 6.50%, TBA           50,000         51,782
  Federal National Mortgage
     Association, 7.50%, TBA          325,000        341,048
  Government National Mortgage
     Association, 6.50%,
     04/15/14                         111,264        116,498
  Government National Mortgage
     Association, 6.50%,
     07/15/14                         168,949        176,896
  Government National Mortgage
     Association, 7.00%,
     05/15/31                         285,587        297,140
                                                 -----------
                                                   1,695,075
                                                 -----------
Finance & Banking (5.36%)
  AIG SunAmerica Global
     Financing IX (144A),
     6.90%, 03/15/32                  150,000        156,370
  Bank of America Corp., 7.40%,
     01/15/11                         100,000        109,520
  Bank One N.A., 5.50%,
     03/26/07                         100,000        102,587
  Bombardier Capital, Inc.
     (144A), 7.30%, 12/15/02          200,000        204,141
  Chase Capital I, 7.67%,
     12/01/26                          50,000         51,281
  Citigroup, Inc., 7.25%,
     10/01/10                         125,000        136,062
  Conoco Funding Co., 5.45%,
     10/15/06                         100,000        102,443
  Countrywide Funding Corp.,
     7.26%, 05/10/04                  175,000        186,087
  Credit Suisse First Boston
     (USA), Inc., 5.75%,
     04/15/07                          75,000         76,728
  EOP Operating, L.P., 6.50%,
     06/15/04                         100,000        103,901
  EOP Operating, L.P., 6.80%,
     01/15/09                         150,000        155,891
  ERP, L.P., 6.63%, 03/15/12          150,000        153,982

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Finance & Banking (continued)
  Ford Motor Credit Co., 6.88%,
     02/01/06                      $  400,000    $   409,226
  General Motors Acceptance
     Corp., 8.00%, 11/01/31           450,000        460,237
  Household Finance Corp.,
     5.75%, 01/30/07                  275,000        272,013
  International Lease Finance
     Corp., 5.75%, 02/15/07            75,000         76,847
  John Hancock Global Funding
     (144A), 7.90%, 07/02/10          225,000        254,269
  Korea Development Bank,
     7.13%, 04/22/04                   50,000         53,037
  Lehman Brothers Holdings,
     Inc., 7.38%, 05/15/04            125,000        133,067
  MBNA Corp., 7.50%, 03/15/12          75,000         79,865
  Simon Property Group, L.P.,
     7.38%, 01/20/06                  125,000        133,048
  Southern Co. Capital Funding,
     5.30%, 02/01/07                   75,000         75,302
  SunTrust Banks, Inc., 5.05%,
     07/01/07                          75,000         75,775
  Washington Mutual, Inc.,
     5.63%, 01/15/07                  150,000        153,212
  Wells Fargo & Co., 5.13%,
     02/15/07                         300,000        303,369
                                                 -----------
                                                   4,018,260
                                                 -----------
Financial Services (0.80%)
  Chase Manhattan Auto Owner
     Trust, 4.17%, 09/15/08           125,000        125,775
  ERAC USA Finance Co. (144A),
     6.95%, 03/01/04                   75,000         78,283
  Morgan Stanley Dean Witter
     Capital, 7.00%, 02/15/11         175,000        188,135
  Reed Elsevier Capital, Inc.,
     6.13%, 08/01/06                  200,000        208,837
                                                 -----------
                                                     601,030
                                                 -----------
Food & Beverages (1.18%)
  Coca-Cola Enterprises, Inc.,
     5.25%, 05/15/07                  150,000        153,339
  Conagra, Inc., 7.50%,
     09/15/05                         175,000        189,559
  Coors Brewing Co. (144A),
     6.38%, 05/15/12                   75,000         77,175
  Dean Foods Co., 8.15%,
     08/01/07                          75,000         77,645
  Dole Food, Inc. (144A),
     7.25%, 05/01/09                   50,000         51,124

                        (continued)

                                     GACC-35

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Food & Beverages (continued)
  Kellogg Co., 6.00%, 04/01/06     $  175,000    $   182,110
  Tyson Foods, Inc., 6.63%,
     10/01/04                         150,000        156,379
                                                 -----------
                                                     887,331
                                                 -----------
Gas & Oil Exploration (0.03%)
  XTO Energy, Inc., 7.50%,
     04/15/12                          25,000         25,500
                                                 -----------
Gas & Pipeline Utilities (0.56%)
  KeySpan Corp., 6.15%,
     06/01/06                         175,000        182,691
  PSEG Transition Funding,
     L.L.C., 5.98%, 06/15/08          225,000        238,190
                                                 -----------
                                                     420,881
                                                 -----------
Health Care - Products (0.43%)
  Procter & Gamble Co., 4.75%,
     06/15/07                          75,000         75,382
  Unilever Capital Corp.,
     6.88%, 11/01/05                  225,000        243,712
                                                 -----------
                                                     319,094
                                                 -----------
Hotels & Restaurants (0.43%)
  John Q Hamons Hotels, L.P.
     (144A), 8.88%, 05/15/12           75,000         73,500
  McDonald's Corp., 6.00%,
     04/15/11                          75,000         77,156
  Starwood Hotels & Resorts
     (144A), 7.88%, 05/01/12          150,000        147,000
  Yum! Brands, Inc., 7.70%,
     07/01/12                          25,000         25,000
                                                 -----------
                                                     322,656
                                                 -----------
Industrial Machinery (0.14%)
  Dover Corp., 6.50%, 02/15/11        100,000        103,590
                                                 -----------
Investment Brokerage (1.04%)
  Goldman Sachs Group, Inc.,
     7.63%, 08/17/05                  100,000        109,591
  Goldman Sachs Group, L.P.
     (144A), 6.63%, 12/01/04          100,000        106,080
  J.P. Morgan Chase & Co.,
     6.75%, 02/01/11                   75,000         77,738
  Merrill Lynch & Co., Inc.,
     5.35%, 06/15/04                  350,000        360,117
  Morgan Stanley Dean Witter &
     Co., 5.80%, 04/01/07             125,000        128,196
                                                 -----------
                                                     781,722
                                                 -----------
Leisure (0.60%)
  Aztar Corp., 9.00%, 08/15/11        100,000        100,500

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Leisure (continued)
  Park Place Entertainment
     Corp. (144A), 7.88%,
     03/15/10                      $  150,000    $   148,875
  The Walt Disney Co., 3.90%,
     09/15/03                         200,000        201,214
                                                 -----------
                                                     450,589
                                                 -----------
Municipal Bond (0.15%)
  New Jersey Economic
     Development Authority,
     7.43%, 02/15/29                  100,000        113,745
                                                 -----------
Paper & Forest (0.46%)
  International Paper Co.,
     8.00%, 07/08/03                   50,000         52,424
  International Paper Co.,
     6.75%, 09/01/11                   75,000         78,108
  Potlatch Corp., 10.00%,
     07/15/11                         125,000        136,875
  Tembec Industries, Inc.,
     8.50%, 02/01/11                   75,000         77,250
                                                 -----------
                                                     344,657
                                                 -----------
Petroleum Services (0.10%)
  Valero Energy Corp., 6.88%,
     04/15/12                          75,000         77,069
                                                 -----------
Pollution Control (0.19%)
  Allied Waste North America,
     Inc., 7.88%, 01/01/09            150,000        144,000
                                                 -----------
Publishing (0.10%)
  Thomson Corp., 5.75%,
     02/01/08                          75,000         75,482
                                                 -----------
Railroads & Equipment (0.26%)
  Union Pacific Corp., 6.63%,
     02/01/29                         200,000        193,896
                                                 -----------
Real Estate Investment Trust (0.14%)
  Senior Housing Properties
     Trust, 8.63%, 01/15/12            50,000         51,500
  Vornado Realty Trust, 5.63%,
     06/15/07                          50,000         49,720
                                                 -----------
                                                     101,220
                                                 -----------
Retail (0.89%)
  Federated Department Stores,
     Inc., 8.13%, 10/15/02            175,000        177,525
  Norfolk Southern Corp.,
     7.35%, 05/15/07                  175,000        192,338
  Target Corp., 5.88%, 03/01/12        75,000         76,160

                        (continued)

                                     GACC-36

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Retail (continued)
  The Kroger Co., 8.00%,
     09/15/29                      $  125,000    $   137,640
  Wal-Mart Stores, Inc., 6.88%,
     08/10/09                          75,000         82,386
                                                 -----------
                                                     666,049
                                                 -----------
Steel (0.20%)
  Alaska Steel Corp., 7.88%,
     02/15/09                         150,000        150,000
                                                 -----------
Telephone (0.89%)
  AT&T Corp., 6.50%, 03/15/29         150,000        103,500
  AT&T Wireless Services, Inc.,
     8.75%, 03/01/31                   75,000         57,922
  British Telecommunications,
     Plc. (d), 8.38%, 12/15/10         75,000         81,615
  British Telecommunications,
     Plc. (d), 8.88%, 12/15/30        100,000        108,917
  Cox Communications, Inc.,
     7.75%, 08/15/06                   75,000         74,704
  Sprint Capital Corp., 6.00%,
     01/15/07                          75,000         58,435
  Sprint Capital Corp. (144A),
     7.90%, 03/15/05                   50,000         44,930
  Telus Corp., 7.50%, 06/01/07        150,000        134,580
                                                 -----------
                                                     664,603
                                                 -----------
U.S. Treasury (4.93%)
  United States Treasury Bond
     Strips, Zero Coupon,
     05/15/17                         750,000        317,692
  United States Treasury Bond
     Strips, Zero Coupon,
     08/15/21                       1,300,000        416,645
  United States Treasury Bonds,
     8.88%, 02/15/19                  590,000        802,475
  United States Treasury Bonds,
     6.75%, 08/15/26                  700,000        796,797
  United States Treasury Bonds,
     5.25%, 11/15/28                  175,000        164,537
  United States Treasury Notes,
     5.88%, 11/15/04                  950,000      1,009,671
  United States Treasury Notes,
     7.00%, 07/15/06                  100,000        111,699
  United States Treasury Notes,
     5.00%, 02/15/11                   75,000         76,270
                                                 -----------
                                                   3,695,786
                                                 -----------
Yankee (2.78%)
  Flextronics International,
     Ltd., 9.88%, 07/01/10             75,000         78,375

------------------------------------------------------------
                                      PAR          MARKET
BONDS & NOTES                        AMOUNT         VALUE
------------------------------------------------------------
Yankee (continued)
  France Telecom S.A., 7.75%,
     03/01/11 (c)                  $   25,000    $    22,827
  Luscar Coal, Ltd., 9.75%,
     10/15/11                         100,000        107,500
  National Republic of
     Bulgaria, 2.81%, 07/28/11
     (c)                              122,500        108,872
  People's Republic of China,
     7.30%, 12/15/08                   25,000         27,955
  Republic of Chile, 5.63%,
     07/23/07                         100,000         98,509
  Republic of Panama, 4.75%,
     07/17/14 (c)                     138,888        114,583
  Republic of Peru, 9.13%,
     02/21/12                         101,000         91,456
  Republic of Peru (144A),
     9.13%, 02/21/12                   25,000         22,638
  Republic of Philippines,
     8.38%, 03/12/09                  125,000        124,531
  Republic of Poland, 6.00%,
     10/27/14 (c)                     196,000        196,980
  Republic of South Africa,
     9.13%, 05/19/09                   50,000         56,000
  Republic of South Africa,
     7.38%, 04/25/12                   25,000         24,719
  Republic of Turkey, 12.38%,
     06/15/09                          50,000         46,225
  Republic of Ukraine, 11.00%,
     03/15/07                          66,750         67,785
  Russian Federation, 8.25%,
     03/31/10                         175,000        172,112
  Telecomunicacione de Puerto
     Rico, Inc., 6.65%,
     05/15/06                         150,000        150,439
  Tyco International Group
     S.A., 6.38%, 02/15/06            200,000        161,930
  United Mexican States, 9.75%,
     04/06/05                          75,000         82,687
  United Mexican States, 9.88%,
     02/01/10                         225,000        251,437
  United Mexican States, 8.30%,
     08/15/31                          75,000         72,938
                                                 -----------
                                                   2,080,498
                                                 -----------

TOTAL BONDS & NOTES (34.82%)
(IDENTIFIED COST $25,638,478)                     26,097,215
                                                 -----------


                        (continued)

                                     GACC-37

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------
                                      PAR          MARKET
SHORT TERM INVESTMENTS               AMOUNT         VALUE
------------------------------------------------------------
Commercial Paper (7.07%)
  American Express Credit
     Corp., 1.64%, 07/01/02        $1,000,000    $ 1,000,000
  American Express Credit
     Corp., 1.74%, 07/10/02         1,500,000      1,499,347
  American Express Credit
     Corp., 1.74%, 07/18/02           800,000        799,343
  General Electric Capital
     Corp., 1.73%, 07/16/02         2,000,000      1,998,558
                                                 -----------
                                                   5,297,248
                                                 -----------
Money Market Funds (2.77%)
  SSGA Funds, 1.66%                 2,079,626      2,079,626
                                                 -----------

TOTAL SHORT TERM INVESTMENTS (9.84%)
(IDENTIFIED COST $7,376,874)                       7,376,874
                                                 -----------

TOTAL INVESTMENTS (99.85%)
(IDENTIFIED COST $79,055,973) (a)                 74,843,051

  Other Net Assets (0.15%)                           114,663
                                                 -----------

TOTAL NET ASSETS (100.00%)                       $74,957,714
                                                 ===========

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized depreciation on investments based on cost of $79,055,973 for federal income tax purposes was as follows:

    Aggregate gross unrealized
      appreciation for all investments in
      which there is an excess of value
      over tax cost                           $ 1,810,555
    Aggregate gross unrealized
      depreciation for all investments in
      which there is an excess of tax cost
      over value                               (6,023,477)
                                              -----------
    Net unrealized depreciation               $(4,212,922)
                                              ===========

(b)  Non-income producing security.

(c)  Variable or Floating Rate Security Rates disclosed is as of
     June 30, 2002.

Key to Abbreviations:

144A - Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,530,252 or 3.37% of net assets.

ADR - An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

TBA - A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified or precise amount to be delivered.

                See accompanying notes to financial statements.
                                     GACC-38

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                        $74,843,051
  Cash                                            212,603
  Receivable for:
     Securities sold                              571,056
     Dividends and interest                       433,359
     Foreign taxes                                     79
                                              -----------
       Total Assets                            76,060,148
                                              -----------
LIABILITIES:
  Payable for:
     Securities purchased                         853,455
     Shares Redeemed                              207,796
  Accrued payable to:
     Conning Asset Management Company              34,847
     General American Life Insurance
       Company                                      6,336
                                              -----------
       Total Liabilities                        1,102,434
                                              -----------
  Net Assets                                  $74,957,714
                                              ===========
COMPONENTS OF NET ASSETS:
  Capital paid in                             $84,293,989
  Undistributed net investment income           1,139,371
  Accumulated net realized gains (losses)      (6,262,724)
  Unrealized appreciation (depreciation)
     on investments                            (4,212,922)
                                              -----------
  Net Assets                                  $74,957,714
                                              ===========
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING       1,896,770
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)               $     39.52
IDENTIFIED COST OF INVESTMENTS                $79,055,973

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Dividends                                   $   266,414(a)
  Interest                                      1,014,653
                                              -----------
                                                1,281,067
                                              -----------
EXPENSES:
  Investment management charge                    226,214
  Administrative charge                            41,252
                                              -----------
     Total expenses                               267,466
                                              -----------
       Net Investment Income                    1,013,601
                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                          (4,106,573)
  Unrealized appreciation (depreciation)
     on:
     Investments--net                          (5,319,696)
                                              -----------
  Net gain (loss)                              (9,426,269)
                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $(8,412,668)
                                              ===========

(a)  Net of foreign taxes of $1,648.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            ------------
                                                                      2002                      2001
                                                                ----------------            ------------
From Operations:
  Net investment income                                           $  1,013,601              $  2,875,572
  Net realized gain (loss)                                          (4,106,573)               (2,403,664)
  Unrealized appreciation (depreciation)                            (5,319,696)               (8,825,774)
                                                                  ------------              ------------
     Increase (decrease) in net assets from operations              (8,412,668)               (8,353,866)
                                                                  ------------              ------------
From Capital Share Transactions
  Proceeds from sale of shares                                       2,415,452                16,749,682
  Cost of shares redeemed                                          (17,036,218)              (57,762,760)
                                                                  ------------              ------------
     Increase (decrease) in net assets from capital share
      transactions                                                 (14,620,766)              (41,013,078)
                                                                  ------------              ------------
     Total increase (decrease) in net assets                       (23,033,434)              (49,366,944)
Net Assets
  Beginning of the period                                           97,991,148               147,358,092
                                                                  ------------              ------------
  End of the period                                               $ 74,957,714              $ 97,991,148
                                                                  ============              ============
Undistributed (Overdistributed) Net Investment Income
  End of the period                                               $  1,139,371              $    125,770
                                                                  ============              ============
Number of shares of the Fund:
  Issued from the sale of shares                                        56,806                   383,722
  Redeemed                                                            (393,748)               (1,288,510)
                                                                  ------------              ------------
Net Change                                                            (336,942)                 (904,788)
                                                                  ============              ============

                See accompanying notes to financial statements.
                                     GACC-39

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                           SIX MONTHS
                                             ENDED
                                            JUNE 30,                              YEAR ENDED DECEMBER 31,
                                           ----------       -------------------------------------------------------------------
                                              2002           2001           2000           1999           1998           1997
                                           ----------       -------       --------       --------       --------       --------
Net Asset Value, Beginning of Period        $ 43.87         $ 46.95       $  46.32       $  37.55       $  31.86       $  26.83
                                            -------         -------       --------       --------       --------       --------
Income From Investment Operations: Net
  investment income                            0.54            1.30           0.91           0.63           0.81           0.96
Net realized and unrealized gain (loss)
  on investments                              (4.89)          (4.38)         (0.28)          8.14           4.88           4.07
                                            -------         -------       --------       --------       --------       --------

Total from investment operations              (4.35)          (3.08)          0.63           8.77           5.69           5.03
                                            -------         -------       --------       --------       --------       --------
Net Asset Value, end of Period              $ 39.52         $ 43.87       $  46.95       $  46.32       $  37.55       $  31.86
                                            =======         =======       ========       ========       ========       ========

Total Return (%)                               (9.9)(a)        (6.6)           1.4           23.4           17.9           18.7

Net assets, end of Period (000)             $74,958         $97,991       $147,358       $152,061       $124,510       $111,269
Ratio of operating expenses to average
  net assets (%)                               0.65(b)         0.60           0.60           0.60           0.60           0.60
Ratio of net investment income to
  average net assets (%)                       2.46(b)         2.56           1.88           1.56           2.42           3.24
Portfolio turnover rate (%)                     121(b)          125            155             12             34             36

(a)  Not computed on annualized basis.

(b)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-40

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

MANAGEMENT DISCUSSION

The International Index Fund was down 1.2% in the first six months of 2002 compared to the MSCI EAFE Index which lost 1.6%. The three largest sectors of the Index, United Kingdom (26.75%), Japan (22.21%) and France (9.36%) returned -5.74%, +8.16%, -4.59% respectively. The value of the euro rose from 87 cents to 99 cents, while the yen gained strength from 133y/$ to 119y/$. The European Central Bank has held its benchmark rate at 3.25% during 2002. The 5-year return for the Fund was -1.2% versus -1.6% for the Index.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                  INTERNATIONAL INDEX FUND               MSCI EAFE INDEX
                                                                  ------------------------               ---------------
2/16/93                                                                   10000.00                           10000.00
6/30/93                                                                   11570.00                           12327.00
6/30/94                                                                   13960.00                           14422.00
6/30/95                                                                   14420.00                           14661.00
6/30/96                                                                   15970.00                           16608.00
6/30/97                                                                   18170.00                           18740.00
6/30/98                                                                   19220.00                           19883.00
6/30/99                                                                   20890.00                           21397.00
6/30/00                                                                   24470.00                           25068.00
6/30/01                                                                   18550.00                           19151.00
6/30/02                                                                   17080.00                           17333.00

AVERAGE ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2002                                   INTERNATIONAL INDEX FUND      MSCI EAFE INDEX
6 Months                                                               -1.2%                     -1.6%
1 Year                                                                 -7.9%                     -9.5%
5 Years                                                                -1.2%                     -1.6%
Life of Fund                                                            5.9%                      6.0%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-41

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Australia (3.75%)
  AMP, Ltd.                             2,131    $   18,662
  Australia & New Zealand Bank
     Group                              1,682        18,214
  Brambles Industries, Ltd.             2,510        13,301
  Broken Hill Property Co.              7,374        42,638
  Commonwealth Bank of Australia        2,076        38,377
  Fosters Brewing Group, Ltd.           6,462        17,122
  National Australia Bank               2,349        46,681
  News Corp., Ltd.                      2,343        12,732
  OneSteel                             16,225        11,932
  Rio Tinto, Ltd.                         896        16,860
  Telstra Corp.                         3,751         9,813
  Westpac Banking Corp.                 4,065        37,060
  WMC, Ltd.                             2,935        14,977
  Woolworths, Ltd.                      2,631        19,422
                                                 ----------
                                                    317,791
                                                 ----------
Belgium (0.65%)
  Dexia                                   385         5,958
  Electrabel S.A.                          60        13,866
  Fortis                                  446         9,550
  Fortis Belgium Bank                       5             0
  GPE Bruxelles Lam                       224        11,703
  KBC Bankverzekerin NpV                  348        14,074
  Total Fina S.A.                         450             5
                                                 ----------
                                                     55,156
                                                 ----------
Bermuda (0.08%)
  Johnson Electric Holdings             5,500         6,487
                                                 ----------
Denmark (0.84%)
  Dampskibsselskabe Svendborg               2        19,677
  Dampskibsselskabet AF 1912                2        15,023
  Den Danske Bank                         700        12,889
  Novo Nordisk A/S                        375        12,414
  Novozymes A/S (B Shares)                215         4,859
  Tele Danmark A/S                        238         6,582
                                                 ----------
                                                     71,444
                                                 ----------
Finland (1.66%)
  Metso Oyj                             1,032        13,352
  Nokia AB Oyj                          5,800        84,892
  Sonera Oyj                              900         3,422
  Stora Enso Oyj                        1,100        15,416
  UPM-Kymmene Oyj                         600        23,620
                                                 ----------
                                                    140,702
                                                 ----------
France (9.15%)
  Accor S.A.                              450        18,253
  Air Liquide                             259        39,853
  Alcatel Optronics                     1,316         9,150
  Alstom                                  438         4,633

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
France (continued)
  Aventis S.A.                            877    $   62,146
  AXA                                   1,540        28,168
  BNP Paribas S.A.                        882        48,781
  Bouygues S.A. (b)                       420        11,735
  Cap Gemini                              161         6,400
  Carrefour                               649        35,125
  Casino Guich Perr                       153        12,957
  Cie de Saint                            660        29,626
  Dassault Systemes S.A.                  159         7,263
  France Telecom S.A.                     414         3,856
  Groupe Danone                           177        24,333
  L'Oreal S.A.                            452        35,266
  Lafarge S.A.                            249        24,838
  Lagardere S.C.A.                        227         9,829
  LVMH Moet Hennessy Louis
     Vuitton(b)                           353        17,780
  Peugoet S.A.                            444        23,043
  Pinault-Printemps-Redoute S.A.          100        11,861
  Sagem S.A.                              104         6,984
  Sanofi-Synthelabo S.A.                  550        33,461
  Schneider Electric                      326        17,531
  Society General de France S.A.          408        26,877
  Sodexho Alliance                        206         7,812
  ST Microelectronics                     700        17,456
  Suez                                  1,185        31,599
  Thomson CSF                             244        10,362
  Total Fina S.A.                         839       136,225
  Vivendi Universal                     1,032        22,301
                                                 ----------
                                                    775,504
                                                 ----------
Germany (6.74%)
  Allianz Holdings AG                     200        40,384
  BASF AG                               1,000        46,567
  Bayer AG                              1,100        35,253
  Bayerishe Hypo-und Vereinsbank
     AG                                   534        17,404
  Beiersdorf AG                           200        24,296
  DaimlerChrysler AG                    1,204        58,432
  Deutsche Bank AG                        600        41,717
  Deutsche Telekom AG                   2,500        23,456
  EON Bank AG                             820        47,579
  Epcos                                   110         3,596
  Fresenius Medical Care AG               100         4,469
  Infineon Technologies AG                400         6,313
  Lufthansa AG                            700         9,955
  Metro AG                                250         7,691
  Muenchener Ruckverssicherungs AG        100        23,703
  RWE AG                                  550        21,782
  SAP AG                                  250        24,506

                        (continued)

                                     GACC-42

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Germany (continued)
  Schering AG                             500    $   31,495
  Siemens AG                            1,050        63,029
  Thyssen Krupp AG                      1,000        15,111
  Volkswagen AG                           500        24,098
                                                 ----------
                                                    570,836
                                                 ----------
Hong Kong (1.53%)
  Bank of East Asia, Ltd.               3,400         6,822
  Cheung Kong Holdings, Ltd.            1,000         8,334
  Cheung Kong Holdings, Ltd.
     (Rights)                              40             0
  CLP Holdings                          3,100        12,321
  Hang Seng Bank                          800         8,539
  Henderson Land Development Co.        2,000         8,282
  Hong Kong & China Gas Co., Ltd.       8,580        11,440
  HSBC Holdings, Plc                      600         6,904
  Hutchison Whampoa, Ltd.               2,600        19,417
  New World Development Co.             5,000         4,039
  Pacific Century                      15,860         3,742
  Sun Hung Kai Properties, Ltd.         2,000        15,193
  Swire Pacific, Ltd.                   3,000        15,347
  Wharf Holdings                        4,000         9,436
                                                 ----------
                                                    129,816
                                                 ----------
Ireland (0.73%)
  Allied Irish Banks, Plc.              1,538        20,263
  Bank of Ireland                       1,758        21,894
  CRH, Plc.                             1,024        17,142
  Elan Corp.                              426         2,468
                                                 ----------
                                                     61,767
                                                 ----------
Italy (3.64%)
  Assicuraziono Generali SpA            1,325        31,407
  Autostrade SpA                        2,000        16,572
  Banca Intesa SpA                      6,250        19,074
  Bipop Carire                          2,500         3,365
  Enel SpA                              1,756        10,059
  Eni SpA                               4,543        72,237
  FIAT SpA                                870        10,921
  Mediaset SpA                          1,700        13,163
  Mediobanca SpA                        1,250        11,555
  RAS SpA                               1,200        16,106
  Sao Paolo Imi SpA                     1,961        19,677
  Telecom Italia Mobile SpA             5,698        23,354
  Telecom Italia SpA                    1,650         8,751
  Telecom Italia SpA - RNC              3,405        26,668
  Unicredito Italiano SpA               5,654        25,575
                                                 ----------
                                                    308,484
                                                 ----------
Japan (20.68%)
  Acom Co., Ltd.                          100         6,833
  Advantest                               100         6,224

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Japan (continued)
  Ajinomoto Co., Inc.                   1,000    $   10,729
  Asahi Chemical Industry Co.           4,000        13,316
  Asahi Glass Co.                       2,000        12,799
  Benesse Corp.                           300         5,481
  Bridgestone Corp.                     1,000        13,766
  Canon, Inc.                           1,000        37,795
  Central Japan Railway                     3        18,272
  Dai-Nippon Printing Co.               2,000        26,548
  Daiichi Pharmacy Co.                  1,000        18,272
  Daiwa Bank Holdings                   5,000         3,838
  Daiwa Securities Group, Inc.          2,000        12,965
  Denso Corp.                           1,000        15,627
  East Japan Railway, Ltd.                  5        23,403
  Eisai Co.                             1,000        25,697
  Fanuc, Ltd.                             300        15,068
  Fuji Photo Film Co.                   1,000        32,289
  Fujitsu                               3,000        20,925
  Furukawa Electric Co., Ltd.           1,000         3,830
  Hitachi                               4,000        25,864
  Honda Motor Co.                       1,000        40,549
  Hoya Corp.                              300        21,826
  Ito-Yokado Co.                        1,000        50,060
  Itochu Corp. (b)                      3,000        10,513
  Japan Air Lines Co.                   2,000         5,640
  Japan Tobacco, Inc.                       2        13,416
  Kansai Electric Power                 1,100        17,392
  Kao Corp.                             1,000        23,028
  Keyence Corp.                           100        21,184
  Kinki Nippon Railway Co.              4,120        13,440
  Kirin Brewery Co.                     2,000        14,017
  Komatsu                               2,000         7,158
  Konami Co.                              200         4,197
  Kyocera Corp.                           200        14,601
  Kyushu Electic Power                    400         5,927
  Matsushita Electric Industry Co.      2,000        27,283
  Millea Holdings, Inc.                     2        16,420
  Mitsubishi Chemical                   4,157         9,677
  Mitsubishi Corp.                      2,000        14,467
  Mitsubishi Electric Corp.             3,000        13,466
  Mitsubishi Estate                     2,000        16,353
  Mitsubishi Heavy Industry             6,000        18,172
  Mitsubishi Tokyo Finance                  4        26,966
  Mitsui & Co.                          3,000        20,074
  Mitsui Fudosan Co.                    2,000        17,688
  Mizuho Holdings                           6        13,316
  Murata Manufactoring Co.                300        19,273
  NEC Corp.                             2,000        13,917
  Nikko Securities, Ltd.                1,000         5,048

                        (continued)

                                     GACC-43

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Japan (continued)
  Nintendo Co.                            100    $   14,726
  Nippon Mitsubishi Oil                 3,000        15,519
  Nippon Sheet Glass                    1,000         3,379
  Nippon Steel Corp.                   13,000        20,283
  Nippon Telephone & Telegraph
     Corp.                                  3        12,340
  Nissan Motor Co., Ltd. (b)            4,000        27,700
  Nitto Denko Corp.                       400        13,116
  Nomura Securities                     2,000        29,368
  NTT Data Corp.                            1         4,005
  NTT DoCoMo                               10        24,613
  Omron Corp.                           1,000        14,476
  Oriental Land Co., Ltd                  200        14,300
  Orix Corp.                              100         8,068
  Osaka Gas Co.                         2,000         4,756
  Promise Co.                             200        10,079
  Ricoh Co., Ltd.                       1,000        17,312
  Rohm Co.                                200        29,852
  Sankyo Co.                            1,000        13,600
  Sanyo Electric Co.                    3,000        13,091
  Secom Co.                               500        24,529
  Sekisui House                         2,000        14,701
  Sharp Corp.                           2,000        25,397
  Shin-Etsu Chemical Co.                1,000        42,968
  Shionogi & Co.                        1,000        12,757
  Shizuoka Bank                         2,000        12,148
  SMC Corp.                               200        23,645
  Softbank Corp.                          300         4,165
  Sony Corp.                            1,100        58,095
  Sumitomo Bank                         4,000        19,523
  Sumitomo Chemical                     3,000        13,641
  Sumitomo Corp.                        2,000        12,114
  Sumitomo Electric Industries          2,000        13,867
  Sumitomo Trust & Banking              1,000         4,806
  Taisho Pharmaceutical Co.             1,000        15,402
  Takeda Chemical Industries, Ltd.      1,000        43,886
  Takefuji Corp.                          400        27,800
  TDK Corp.                               200         9,445
  Tohoku Electric Power                 1,200        16,820
  Tokyo Electric Power                  1,200        24,680
  Tokyo Electron                          200        13,032
  Tokyo Gas Co.                         6,000        16,670
  Toppan Printing Co.                   2,000        20,792
  Toshiba Corp.                         5,000        20,358
  Toyota Motor Corp.                    2,900        76,942
  UFJ Holdings, Inc.                        2         4,839
  Yamanouchi Pharmaceutical             1,000        25,948
  Yamato Transport                      1,000        18,230
                                                 ----------
                                                  1,752,392
                                                 ----------

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Netherlands (5.82%)
  ABN AMRO Holdings NV                  1,687    $   30,640
  Aegon NV                              1,138        23,726
  Ahold Koninklijke NV                    891        18,743
  Akzo Nobel NV                           664        28,914
  ASML Holding NV (b)                     617         9,768
  Elsevier NV                           1,443        19,667
  European Aeronautic Defense &
     Space Co.                            172         2,645
  Heineken NV                             270        11,850
  ING Bank NV                           2,114        54,284
  Koninklijke KPN NV                    1,297         6,072
  Koninklijke Numico NV                   180         4,037
  Koninklijke Philips Electronics
     NV                                 1,743        48,665
  Royal Dutch Petroleum                 2,687       149,671
  TNT Post Groep NV                       797        18,002
  Unilever NV                             707        46,294
  VNU NV                                  292         8,115
  Wolters Kluwer NV                       630        11,959
                                                 ----------
                                                    493,052
                                                 ----------
New Zealand (0.02%)
  Telecom Corp. of New Zealand            546         1,307
                                                 ----------
Norway (0.46%)
  Den Norske Bank ASA                   1,900        10,356
  Norsk Hydro ASA                         600        28,624
                                                 ----------
                                                     38,980
                                                 ----------
Portugal (0.47%)
  Banco Comercial Portugues             3,571        12,379
  Electricidade de Portugal S.A.        5,000         9,679
  Portugal Telecom S.A.                 2,550        18,007
                                                 ----------
                                                     40,065
                                                 ----------
Singapore (0.71%)
  Chartered Semiconductor
     Manufacturing, Ltd.                3,000         6,113
  DBS Group Holdings, Inc.              2,000        14,037
  Overseas-Chinese Banking Corp.        2,040        13,510
  Singapore Airlines                    1,000         7,302
  Singapore Telecommunications,
     Ltd.                               6,000         4,653
  United Overseas Bank                  2,000        14,377
                                                 ----------
                                                     59,992
                                                 ----------
Spain (2.83%)
  Altadis S.A.                            718        14,821
  Banco Central Hispanamericano
     S.A.                               5,134        40,767
  Banco de Bilbao Vizcaya
     Argentaria                         3,834        43,356
  Endesa S.A.                           1,527        22,184
  Gas Natural SDG S.A.                    875        16,851

                        (continued)

                                     GACC-44

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Spain (continued)
  Iberdrola S.A.                        1,974    $   28,756
  Repsol S.A.                           2,455        28,950
  Telefonica S.A. (b)                   5,239        43,980
                                                 ----------
                                                    239,665
                                                 ----------
Sweden (1.86%)
  Electrolux AB                           300         6,055
  Hennes & Mauritz AB                   1,000        20,021
  LM Ericsson Telephone                 9,200        13,915
  Nordic Baltic Holding                 3,500        19,042
  Sandvik AB                              750        18,729
  Securitas AB                            800        16,452
  Skandia Forsaekrings                  1,400         6,368
  Skandinavska Enskilda Banken AB       1,600        16,801
  Svenska Handelsbanken                 1,200        18,346
  Telia (b)                             2,000         5,571
  Volvo AB (Series B)                     800        16,583
                                                 ----------
                                                    157,883
                                                 ----------
Switzerland (7.87%)
  ABB, Ltd.                             1,692        15,065
  Adecco S.A.                             170        10,099
  Credit Suisse Group                   1,320        41,911
  Givaudan AG (b)                          29        11,692
  Holcim, Ltd. (Class B)                  100        22,948
  Nestle S.A.                             450       104,928
  Novartis AG                           3,800       167,126
  Richemont Cie Finance AG              1,000        22,746
  Roche Holdings AG                     1,000        75,597
  Roche Holdings AG Genusschein            89        10,137
  Swiss Reinsurance                       300        29,332
  Swisscom AG                             110        32,006
  Syngenta                                374        21,977
  UBS AG                                1,566        78,765
  Zurich Financial Servicess AG           109        22,010
                                                 ----------
                                                    666,339
                                                 ----------
United Kingdom (25.05%)
  3i Group, Plc.                          980        10,225
  Allied Irish Banks, Plc.              3,218        42,746
  Amvescap, Plc.                        1,090         8,881
  ARM Holdings, Plc. (b)                1,804         4,015
  AstraZeneca Group, Plc.                 394        16,312
  AstraZeneca Group, Plc.               1,866        77,562
  BAA, Plc.                             2,418        22,078
  BAE Systems, Inc.                     2,230        11,387
  Barclays, Plc.                        8,256        69,467
  Bass, Plc.                            2,453        24,921
  BG Group, Plc.                        4,593        19,988
  Billiton                              3,300        17,983

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
United Kingdom (continued)
  BOC Group, Plc.                       1,152    $   17,894
  Boots Co., Plc.                       1,713        16,985
  BP Amoco, Plc.                       30,100       252,807
  Brambles Industries, Ltd.             1,673         8,371
  British Airways, Plc.                 1,423         4,040
  British America Tobacco, Plc.         2,813        30,229
  British Sky Broadcasting Group,
     Plc.                               1,389        13,318
  BT Group, Plc.                       10,898        41,862
  Cable & Wireless                      4,000        10,198
  Cadbury Schweppes, Plc.               4,473        33,511
  Centrica, Plc.                        5,577        17,257
  CGNU, Plc.                            2,509        20,174
  CMG, Plc.                             1,253         1,929
  Compass Group                         4,235        25,693
  Diageo, Plc.                          5,184        67,325
  Dixons Group, Plc.                    4,000        11,661
  EMI Group, Plc.                       2,221         8,430
  GKN, Plc.                             1,673         7,848
  GlaxoSmithKline, Plc.                 7,735       167,189
  Granada Compass, Plc.                 5,564         9,457
  Great University Stores, Plc.         2,301        21,132
  Hays, Plc.                            4,451        10,448
  HBOS, Plc.                            3,308        35,801
  HSBC Holdings, Plc.                  10,663       122,633
  Imperial Tobacco                      1,130        18,379
  Invensys, Plc.                        8,008        10,864
  J. Sainsbury, Plc.                    2,889        15,677
  Kingfisher                            2,882        13,893
  Land Securities, Plc.                 1,461        19,219
  Lattice Group                         5,601        14,599
  Legal & General Group                 8,176        16,295
  Lloyds TSB Group                      6,685        66,540
  Logica, Plc.                            812         2,475
  Marconi, Plc.                         4,689           282
  Marks & Spencer Group, Plc.           5,281        30,006
  Marks & Spencer Group, Plc.
     (Class B)                          6,524         6,839
  National Grid Group, Plc.             2,194        15,585
  National Power, Plc.                  2,421         6,200
  Pearson, Plc.                         1,211        12,045
  Prudential, Plc.                      2,444        22,352
  Railtrack Group, Plc.                 1,687         7,200
  Reckitt & Benckiser                     794        14,245
  Reed International, Plc.              2,292        21,783
  Rentokil Group, Plc.                  4,200        17,094
  Reuters Group, Plc.                   2,036        10,800
  Rio Tinto, Ltd.                       1,937        35,519
  Royal & Sun Alliance                  2,500         9,184

                        (continued)

                                     GACC-45

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
United Kingdom (continued)
  Royal Bank Scotland Group, Plc.       3,086    $   87,494
  Safeway, Plc.                         3,000        12,884
  Sage Group, Ltd.                      2,499         6,457
  Scottish & Southern Energy, Plc.      1,270        12,564
  Scottish Power, Plc.                  2,806        15,088
  Shell Transportation & Trading
     Co.                               12,000        90,543
  Smiths Industries, Plc.               1,375        17,857
  Tesco, Plc.                          10,804        39,277
  Unilever N.C.                         4,406        40,162
  Vodafone AirTouch, Plc.              85,256       116,960
  WPP Group, Plc.                       1,658        14,001
                                                 ----------
                                                  2,122,119
                                                 ----------
United States (0.12%)
  Telefonica S.A. (ADR)                   392         9,741
                                                 ----------

TOTAL COMMON STOCKS (94.66%)
(IDENTIFIED COST $9,374,374)                      8,019,522
                                                 ----------

-----------------------------------------------------------
                                        PAR
BONDS & NOTES                         AMOUNT
-----------------------------------------------------------
United Kingdom (0.01%)
  British Aerospace, 7.45%,
     11/29/03                         $   549           855
                                                 ----------

TOTAL BONDS & NOTES (0.01%)
(IDENTIFIED COST $352)                                  855
                                                 ----------

-----------------------------------------------------------
PREFERRED STOCKS                      SHARES
-----------------------------------------------------------
Australia (0.14%)
  News Corp., Ltd.                      2,593        11,907
                                                 ----------
Belgium (0.00%)
  Fortis                                2,079            20
                                                 ----------

TOTAL PREFERRED STOCKS (0.14%)
(IDENTIFIED COST $32,043)                            11,927
                                                 ----------

TOTAL INVESTMENTS (94.81%)
(IDENTIFIED COST $9,406,769) (a)                  8,032,304

  Other Net Assets (5.19%)                          440,068
                                                 ----------

TOTAL NET ASSETS (100.00%)                       $8,472,372
                                                 ==========

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized depreciation on investments based on cost of $9,406,769 for federal income tax purposes was as follows:

    Aggregate gross unrealized
      appreciation for all investments in
      which there is an excess of value
      over tax cost                           $ 1,162,034
    Aggregate gross unrealized
      depreciation for all investments in
      which there is an excess of tax cost
      over value                               (2,536,499)
                                              -----------
    Net unrealized depreciation               $(1,374,465)
                                              ===========

(b)  Non-income producing security.

Key to Abbreviations:

ADR - An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

-------------------------------------------------------------------------------
                                                                     PERCENTAGE
                                                                      OF TOTAL
                            TOP INDUSTRIES                           NET ASSETS
-------------------------------------------------------------------------------
 1.  Banks                                                              13.4%
 2.  Drugs & Health Care                                                 9.5
 3.  Gas & Oil Exploration                                               7.0
 4.  Communication Services                                              7.0
 5.  Food & Beverages                                                    5.0
 6.  Insurance                                                           4.5
 7.  Computers & Business Equipment                                      3.9
 8.  Chemicals                                                           3.4
 9.  Electric Utilities                                                  3.2
10.  Retail                                                              3.1

                See accompanying notes to financial statements.
                                     GACC-46

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                               $ 8,032,304
  Cash                                                   393,546
  Foreign cash at value
    (Identified cost $11,466 )                            11,505
  Receivable for:
    Securities sold                                        6,428
    Dividends and interest                                11,044
    Foreign taxes                                         26,953
                                                     -----------
      Total Assets                                     8,481,780
                                                     -----------
LIABILITIES:
  Payable for:
    Fund shares redeemed                    $3,116
    Withholding taxes                          783
  Accrued expenses payable to:
    Conning Asset Management Company         3,443
    General American Life Insurance
      Company                                2,066
                                            ------
      Total Liabilities                                    9,408
                                                     -----------
  Net Assets                                         $ 8,472,372
                                                     ===========
COMPONENTS OF NET ASSETS:
  Capital paid in                                    $ 9,890,429
  Undistributed net investment income                     62,577
  Accumulated net realized gains (losses)               (107,795)
  Unrealized appreciation (depreciation)
    on investments and foreign currency               (1,372,839)
                                                     -----------
  Net Assets                                         $ 8,472,372
                                                     ===========
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING                496,089
  Net asset value per share (Total net
    assets divided by total shares of
    capital stock outstanding)                       $     17.08
IDENTIFIED COST OF INVESTMENTS                       $ 9,406,769

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Dividends                                               $ 106,417(a)
  Interest                                                    2,159
                                                          ---------
                                                            108,576
                                                          ---------
EXPENSES:
  Investment management charge                               21,062
  Administrative charge                                      12,638
                                                          ---------
    Total expenses                                           33,700
                                                          ---------
      Net Investment Income                                  74,876
                                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
    Investments--net                           (43,842)
    Foreign currency transactions--net          (4,065)     (47,907)
                                              --------
Unrealized appreciation (depreciation) on:
    Investments--net                          (132,759)
    Foreign currency transactions--net           2,734     (130,025)
                                              --------    ---------
Net gain (loss)                                            (177,932)
                                                          ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                         $(103,056)
                                                          =========

(a) Net of foreign taxes of $13,546

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            ------------
                                                                      2002                      2001
                                                                ----------------            ------------
From Operations:
  Net investment income                                            $   74,876               $   110,223
  Net realized gain (loss)                                            (47,907)                  (60,354)
  Unrealized appreciation (depreciation)                             (130,025)               (2,371,127)
                                                                   ----------               -----------
    Increase (decrease) in net assets from operations                (103,056)               (2,321,258)
                                                                   ----------               -----------
From Capital Share Transactions
  Proceeds from sale of shares                                        433,636                 1,243,391
  Cost of shares redeemed                                            (384,493)               (1,366,939)
                                                                   ----------               -----------
    Increase (decrease) in net assets from capital share
     transactions                                                      49,143                  (123,548)
                                                                   ----------               -----------
    Total increase (decrease) in net assets                           (53,913)               (2,444,806)
Net Assets
  Beginning of the period                                           8,526,285                10,971,091
                                                                   ----------               -----------
  End of the period                                                $8,472,372               $ 8,526,285
                                                                   ==========               ===========
Undistributed (Overdistributed) Net Investment Income
  End of the period                                                $   62,577               $   (12,299)
                                                                   ==========               ===========
Number of shares of the Fund:
  Issued from the sale of shares                                       25,272                    65,160
  Redeemed                                                            (22,496)                  (73,472)
                                                                   ----------               -----------
Net Change                                                              2,776                    (8,312)
                                                                   ==========               ===========

                See accompanying notes to financial statements.
                                     GACC-47

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                           YEAR ENDED DECEMBER 31,
                                                 ----------       -------------------------------------------------------------
                                                    2002           2001         2000          1999          1998          1997
                                                 ----------       ------       -------       -------       -------       ------
Net Asset Value, Beginning of Period               $17.28         $21.87       $ 25.65       $ 19.87       $ 16.60       $16.23
                                                   ------         ------       -------       -------       -------       ------
Income From Investment Operations:
Net investment income                                0.15           0.22          0.15          0.26          0.24         0.26
Net realized and unrealized gain (loss) on
  investments                                       (0.35)         (4.81)        (3.93)         5.52          3.03         0.11
                                                   ------         ------       -------       -------       -------       ------

Total from investment operations                    (0.20)         (4.59)        (3.78)         5.78          3.27         0.37
                                                   ------         ------       -------       -------       -------       ------
Net Asset Value, End of Period                     $17.08         $17.28       $ 21.87       $ 25.65       $ 19.87       $16.60
                                                   ======         ======       =======       =======       =======       ======

Total Return (%)                                     (1.2)(a)      (21.0)        (14.7)         29.1          19.8          2.3

Net assets, end of Period (000)                    $8,472         $8,526       $10,971       $14,111       $10,695       $8,427
Ratio of operating expenses to average net
  assets (%)                                         0.80(b)        0.80          0.78          0.79          0.80         0.80
Ratio of net investment income to average net
  assets (%)                                         1.78(b)        1.19          0.67          1.17          1.29         1.53
Portfolio turnover rate (%)                             1(b)          17            54            25             5           58

(a)  Not computed on annualized basis.

(b)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-48

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

MANAGEMENT DISCUSSION

The Fund's performance for the first half of 2002 was -17.8%, versus -19.7% for the Russell Mid Cap Growth Index, respectively.

The portfolio's Consumer Discretionary overweight and Technology underweight; and above-benchmark returns in both sectors substantially helped return comparisons. Successful selection in several Consumer Discretionary industries helped return comparisons significantly. Key winners in the commercial services industry included Expedia, eBay, and ChoicePoint. Restaurant and retail contributors included Starbucks, Circuit City Stores, and Kohl's.

Our Technology underweight and selection in the sector also helped return comparisons significantly. We avoided many securities that experienced significant price declines during the quarter. Every portfolio holding in the software industry outperformed the index. Inuit returned 30% during the quarter, as the company continues to successfully execute its business plan of providing quality financial services software to small and mid-size businesses.

We are currently emphasizing companies in which we have a strong conviction in their fundamental strength across all sectors. Along these lines we continue to increase our exposure to EPS surprises as we believe that is what the market is rewarding now. We are eliminating companies that have not shown revenue and/or earnings growth. We enter the third quarter substantially overweighted in the Consumer Discretionary sector and modestly overweighted in Energy. We are substantially underweighted in the Technology and Health Care sectors and modestly underweighted in Producer Durables, Materials, and Financial Services.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                             RUSSELL MID CAP GROWTH
                                                   MID-CAP EQUITY FUND                INDEX               S&P 400 MID CAP INDEX
                                                   -------------------       ----------------------       ---------------------
2/16/93                                                 10000.00                    10000.00                    10000.00
6/30/93                                                 10340.00                     9973.00                    10145.00
6/30/94                                                 11050.00                    10181.00                     9952.00
6/30/95                                                 12380.00                    12871.00                    12378.00
6/30/96                                                 15000.00                    15907.00                    14774.00
6/30/97                                                 19510.00                    18706.00                    18235.00
6/30/98                                                 23100.00                    23198.00                    23119.00
6/30/99                                                 21970.00                    27910.00                    30126.00
6/30/00                                                 25750.00                    41472.00                    41207.00
6/30/01                                                 18140.00                    28404.00                    37012.00
6/30/02                                                 13330.00                    20924.00                    34310.00

AVERAGE ANNUAL RETURNS

                                                                                 RUSSELL MID CAP      S&P 400
                                                             MID-CAP EQUITY          GROWTH           MID CAP
PERIODS ENDED JUNE 30, 2002                                       FUND                INDEX            INDEX
6 Months                                                         -17.8%              -19.7%            -3.2%
1 Year                                                           -26.5%              -26.3%            -4.7%
5 Years                                                           -7.3%                2.3%            12.6%
Life of Fund                                                       3.1%                8.2%            14.1%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the indices. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-49

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Apparel & Textiles (3.32%)
  Jones Apparel Group, Inc. (b)         2,500    $   93,750
  NIKE, Inc. (Class B)                  1,500        80,475
                                                 ----------
                                                    174,225
                                                 ----------
Business Services (4.45%)
  Concord EFS, Inc. (b)                 3,000        90,420
  Corporate Executive Board Co.
     (b)                                2,000        68,500
  Paychex, Inc.                         2,400        75,096
                                                 ----------
                                                    234,016
                                                 ----------
Communication Services (1.73%)
  Univision Communications, Inc.
     (b)                                2,900        91,060
                                                 ----------
Communications (0.43%)
  Brocade Communications Systems,
     Inc. (b)                           1,300        22,724
                                                 ----------
Computers & Business Equipment (7.34%)
  Apple Computer, Inc.                  2,300        40,756
  Emulex Corp.                          2,800        63,028
  Lexmark International, Inc. (b)       1,800        97,920
  Novellus Systems, Inc.                1,500        51,000
  QLogic Corp.                          2,500        95,250
  Teradyne, Inc.                        1,600        37,600
                                                 ----------
                                                    385,554
                                                 ----------
Domestic Oil (5.03%)
  EOG Resources, Inc.                   1,600        63,520
  Ocean Energy, Inc. (b)                3,900        84,513
  Pogo Producing Co.                    1,800        58,716
  XTO Energy, Inc.                      2,800        57,680
                                                 ----------
                                                    264,429
                                                 ----------
Drugs & Health Care (18.63%)
  Alcon, Inc.                           1,800        61,650
  Andrx Corp. (b)                       2,300        62,031
  Biogen, Inc.                          1,700        70,431
  Biomet, Inc.                          1,900        51,528
  Boston Scientific Corp.               1,900        55,708
  Caremark Rx, Inc. (b)                 3,900        64,350
  Community Health Systems, Inc.        2,900        77,720
  CV Therapeutics, Inc. (b)             1,400        26,068
  Intermune, Inc. (b)                   1,700        35,870
  King Pharmaceuticals, Inc. (b)        3,200        71,200
  McKesson Corp.                        2,300        75,210
  Quest Diagnostics, Inc. (b)             900        77,445
  Triad Hospitals, Inc. (b)             3,000       127,140
  Wellpoint Health Networks, Inc.
     (b)                                  800        62,248
  Zimmer Holdings, Inc.                 1,700        60,622
                                                 ----------
                                                    979,221
                                                 ----------

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Electronics (1.02%)
  Intersil Corp.                        2,500    $   53,450
                                                 ----------
Financial Services (2.68%)
  Investors Financial Services
     Corp.                              4,200       140,868
                                                 ----------
Food & Beverages (2.89%)
  Adolph Coors Co. (Class B)            1,100        68,530
  Pepsi Bottling Group, Inc.            2,700        83,160
                                                 ----------
                                                    151,690
                                                 ----------
Gas & Oil Exploration (2.08%)
  Noble Corp.                           1,600        61,760
  Weatherford International, Ltd.       1,100        47,520
                                                 ----------
                                                    109,280
                                                 ----------
Hotels & Restaurants (2.23%)
  Mandalay Resort Group (b)             1,500        41,355
  Yum! Brands, Inc.                     2,600        76,050
                                                 ----------
                                                    117,405
                                                 ----------
Insurance (4.64%)
  ChoicePoint, Inc. (b)                 2,366       107,582
  RenaissanceRe Holdings                2,100        76,860
  Xl Capital, Ltd.                        700        59,290
                                                 ----------
                                                    243,732
                                                 ----------
Leisure (1.01%)
  Harrah Entertainment, Inc. (b)        1,200        53,220
                                                 ----------
Medical Laboratories (1.94%)
  Barr Laboratories, Inc. (b)           1,600       101,648
                                                 ----------
Mining (0.90%)
  Newmont Mining Corp.                  1,800        47,394
                                                 ----------
Petroleum Services (1.03%)
  BJ Services Co.                       1,600        54,208
                                                 ----------
Retail (18.66%)
  Abercrombie & Fitch Co. (b)           1,800        43,416
  Barnes & Noble, Inc. (b)              1,400        37,002
  Brinker International, Inc. (b)       2,800        88,900
  Chico's FAS, Inc. (b)                 2,700        98,064
  Circuit City Stores, Inc.             3,600        67,500
  eBay, Inc. (b)                        1,700       104,754
  Family Dollar Stores, Inc. (b)        2,800        98,700
  Insight Enterprises, Inc. (b)         3,100        78,089
  Kohl's Corp.                          1,500       105,120
  Staples, Inc.                         4,100        80,770
  Starbucks Corp.                       2,800        69,580
  The Gap, Inc.                         3,700        52,540
  Tiffany & Co.                         1,600        56,320
                                                 ----------
                                                    980,755
                                                 ----------

                        (continued)

                                     GACC-50

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                   MARKET
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------
Semiconductors (2.57%)
  Altera Corp.                          3,700    $   50,320
  National Semiconductor Corp.          2,900        84,593
                                                 ----------
                                                    134,913
                                                 ----------
Software (6.79%)
  Adobe Systems, Inc.                   2,600        74,100
  Affiliated Computer Services,
     Inc. (b)                           1,000        47,480
  Intuit, Inc. (b)                      2,900       144,188
  Sungard Data Systems, Inc. (b)        2,200        58,256
  Symantec Corp. (b)                    1,000        32,850
                                                 ----------
                                                    356,874
                                                 ----------

TOTAL COMMON STOCKS (89.37%)
(IDENTIFIED COST $4,869,430)                      4,696,666
                                                 ----------

-----------------------------------------------------------
                                       PAR
SHORT TERM INVESTMENTS                AMOUNT
-----------------------------------------------------------
Commercial Paper (6.66%)
  American Express Credit Corp.,
     1.64%, 07/01/02                 $200,000       200,000
  General Electric Capital Corp.,
     1.74%, 07/12/02                  150,000       149,920
                                                 ----------
                                                    349,920
                                                 ----------
Money Market Funds (4.39%)
  SSGA Funds, 1.66%                   230,735       230,735
                                                 ----------

TOTAL SHORT TERM INVESTMENTS (11.05%)
(IDENTIFIED COST $580,655)                          580,655
                                                 ----------

TOTAL INVESTMENTS (100.42%)
(IDENTIFIED COST $5,450,085) (a)                  5,277,321

  Other Net Assets (-0.42%)                         (22,147)
                                                 ----------

TOTAL NET ASSETS (100.00%)                       $5,255,174
                                                 ==========

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized depreciation on investments based on cost of $5,450,085 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation
      for all investments in which there is
      an excess of value over tax cost          $ 333,497
    Aggregate gross unrealized depreciation
      for all investments in which there is
      an excess of tax cost over value           (506,261)
                                                ---------
    Net unrealized depreciation                 $(172,764)
                                                =========

(b)  Non-income producing security.

                See accompanying notes to financial statements.
                                     GACC-51

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                        $ 5,277,321
  Receivable for:
     Securities sold                              114,081
     Dividends and interest                           867
                                              -----------
       Total Assets                             5,392,269
                                              -----------
LIABILITIES:
  Payable for:
     Securities purchased                         123,402
     Fund shares redeemed                          10,767
  Accrued expenses payable to:
     Conning Asset Management Company               2,476
     General American Life Insurance
       Company                                        450
                                              -----------
       Total Liabilities                          137,095
                                              -----------
  Net Assets                                  $ 5,255,174
                                              ===========
COMPONENTS OF NET ASSETS:
  Capital paid in                             $ 9,504,090
  Undistributed net investment loss                (9,519)
  Accumulated net realized gains (losses)      (4,066,633)
  Unrealized appreciation (depreciation)
     on investments and foreign currency         (172,764)
                                              -----------
  Net Assets                                  $ 5,255,174
                                              ===========
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING         394,376
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)               $     13.33
IDENTIFIED COST OF INVESTMENTS                $ 5,450,085

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Dividends                                   $     5,184
  Interest                                          1,875
                                              -----------
                                                    7,059
EXPENSES:
  Investment management charge                     15,789
  Administrative charge                             2,870
                                              -----------
     Total expenses                                18,659
                                              -----------
       Net Investment Loss                        (11,600)
                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                            (538,101)
  Unrealized appreciation (depreciation)
     on:
     Investments--net                            (569,841)
                                              -----------
  Net gain (loss)                              (1,107,942)
                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $(1,119,542)
                                              ===========

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            ------------
                                                                      2002                      2001
                                                                ----------------            ------------
From Operations:
  Net investment loss                                             $   (11,600)              $    (4,822)
  Net realized gain (loss)                                           (538,101)               (3,167,016)
  Unrealized appreciation (depreciation)                             (569,841)                1,081,172
                                                                  -----------               -----------
     Increase (decrease) in net assets from operations             (1,119,542)               (2,090,666)
                                                                  -----------               -----------
From Capital Share Transactions
  Proceeds from sale of shares                                        837,030                 2,097,314
  Cost of shares redeemed                                            (613,911)               (1,540,568)
                                                                  -----------               -----------
     Increase (decrease) in net assets from capital share
      transactions                                                    223,119                   556,746
                                                                  -----------               -----------
     Total increase (decrease) in net assets                         (896,423)               (1,533,920)
Net Assets
  Beginning of the period                                           6,151,597                 7,685,517
                                                                  -----------               -----------
  End of the period                                               $ 5,255,174               $ 6,151,597
                                                                  ===========               ===========
Undistributed Net Investment Income (Loss)
  End of the period                                               $    (9,519)              $     2,081
                                                                  ===========               ===========
Number of shares of the Fund:
  Issued from the sale of shares                                       56,829                   119,970
  Redeemed                                                            (41,634)                  (90,035)
                                                                  -----------               -----------
Net Change                                                             15,195                    29,935
                                                                  ===========               ===========

                See accompanying notes to financial statements.
                                     GACC-52

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                    SIX MONTHS
                                                      ENDED
                                                     JUNE 30,                         YEAR ENDED DECEMBER 31,
                                                    ----------       ----------------------------------------------------------
                                                       2002           2001         2000         1999         1998         1997
                                                    ----------       ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period                  $16.22         $22.01       $24.81       $21.75       $22.07       $16.42
                                                      ------         ------       ------       ------       ------       ------
Income From Investment Operations:
Net investment income (loss)                           (0.03)         (0.01)        0.10         0.02         0.03         0.16
Net realized and unrealized gain (loss) on
  investments                                          (2.86)         (5.78)       (2.90)        3.04        (0.35)        5.49
                                                      ------         ------       ------       ------       ------       ------

Total from investment operations                       (2.89)         (5.79)       (2.80)        3.06        (0.32)        5.65
                                                      ------         ------       ------       ------       ------       ------
Net Asset Value, end of Period                        $13.33         $16.22       $22.01       $24.81       $21.75       $22.07
                                                      ======         ======       ======       ======       ======       ======

Total Return (%)                                       (17.8)(a)      (26.3)       (11.3)        14.1         (1.5)        34.5

Net assets, end of Period (000)                       $5,255         $6,152       $7,686       $9,898       $8,533       $6,852
Ratio of operating expenses to average net
  assets (%)                                            0.65(b)        0.65         0.66         0.64         0.65         0.65
Ratio of net investment income (loss) to average
  net assets (%)                                       (0.40)(b)      (0.08)        0.42         0.08         0.13         0.81
Portfolio turnover rate (%)                              152(b)         143          194           24           34           62

(a)  Not computed on annualized basis.

(b)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-53

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

MANAGEMENT DISCUSSION

The Fund returned -6.7% for the second quarter, compared to -2.1% for the Russell 2000 Value Index. For the first half of 2002, the fund performance was 6.1% versus -4.7% for the Russell 2000 Small Stocks Index.

As in the first quarter, small and mid-cap stocks were favored over larger-cap stocks, while Value outperformed Growth in both larger and smaller-cap stocks. Technology's higher weight in Growth indices was the most important factor favoring Value in the quarter; smaller-cap stocks were favored over larger-cap stocks in most sectors. In an environment where a pro-cyclical bias hurt performance, the Fund lagged the Russell 2000 Value index. Both sector weights, primarily a result of our bottom-up process, and individual security selection contributed to underperformance.

The Consumer Staples and Materials sectors were the only other index sectors to outperform the Russell 2000 Value index; Technology and Energy were the index's weakest sectors. In the second quarter, the Fund's significant Financial Services underweight was a leading cause of below-index returns. Overweights in Technology and Producer Durables and a Consumer Staples underweight were also modestly detrimental to performance. Absolute and benchmark-relative returns were significantly hurt by the Fund's holdings in the Producer Durables sector, notably by semiconductor capital equipment holdings such as Varian Semiconductor, Therma-Wave, Cognex, and ATMI, each of which was down over 20% during the quarter. The Fund's lack of exposure to the top-performing homebuilding industry also hurt benchmark return comparisons in this sector.

State Street Research's top-down forecast is that U.S. economic growth will muddle along at a modestly below trend pace (trend defined as 3.0%) during the remainder of 2002 and into 2003. We expect the Federal Reserve will raise rates before the end of the calendar year, but in a historical context policy will remain accommodative through 2003. Near term, the U.S. is likely to remain in a low-inflation, high-productivity environment. However, longer-term, inflation is expected to edge up, fueled by an accommodative Fed, re-regulation and trade protectionism, rising service sector costs, and a weaker dollar.

We have been looking to add in areas where valuations are low, such as energy, producer durables, telecom equipment, software, and mid-cycle recovery plays such as heavy machinery and related components. We have been looking to sell investments in insurance, defense, gaming, and lodging on strength.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                   SMALL-CAP EQUITY FUND         RUSSELL 2000 SMALL STOCKS INDEX
                                                                   ---------------------         -------------------------------
5/1/97                                                                    10000.00                           10000.00
6/30/97                                                                   11770.00                           11589.00
6/30/98                                                                   13808.00                           13502.00
6/30/99                                                                   12663.00                           13704.00
6/30/00                                                                   11281.00                           15667.00
6/30/01                                                                   14509.00                           15757.00
6/30/02                                                                   15141.00                           14402.00

AVERAGE ANNUAL RETURNS

                                                                                             RUSSELL 2000
PERIODS ENDED JUNE 30, 2002                                    SMALL-CAP EQUITY FUND      SMALL STOCKS INDEX
6 Months                                                               6.1%                     -4.7%
1 Year                                                                 4.4%                     -8.6%
5 Years                                                                5.2%                      4.4%
Life of Fund                                                           8.4%                      7.3%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

              Past performance is no assurance of future results.
                                     GACC-54

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                        SHARES        VALUE
-----------------------------------------------------------
Aerospace & Defense (3.26%)
  AAR Corp.                           19,000    $   193,800
  Alliant Techsystems, Inc. (b)          306         19,523
  BE Aerospace, Inc.                  45,600        601,008
  Ladish, Inc. (b)                    67,500        823,500
  Precision Castparts Corp.            5,000        165,000
  United Defense Industries, Inc.      1,900         43,700
                                                -----------
                                                  1,846,531
                                                -----------
Air Travel (3.06%)
  Airnet Systems, Inc.                29,600        251,600
  Alaska Air Group, Inc. (b)           7,500        195,750
  ExpressJet Holdings, Inc.           14,400        187,920
  Frontier Airlines, Inc. (b)         14,700        119,511
  Mesa Air Group, Inc. (b)            97,000        892,400
  Midwest Express Holdings, Inc.       6,600         80,882
                                                -----------
                                                  1,728,063
                                                -----------
Auto Parts (2.98%)
  American Axle & Manufacturing
     Holdings, Inc. (b)               18,600        553,164
  Borg Warner Automotive, Inc.
     (b)                               9,765        564,026
  Cooper Tire & Rubber Co. (b)         4,100         84,255
  Intier Automotive, Inc               3,200         56,352
  Lear Corp. (b)                       9,200        425,500
                                                -----------
                                                  1,683,297
                                                -----------
Automobiles (0.90%)
  Dollar Thrifty Automotive Group
     (b)                               7,300        189,070
  Navistar International Corp.
     (b)                              10,000        320,000
                                                -----------
                                                    509,070
                                                -----------
Banks (1.95%)
  Silicon Valley Bancshares (b)       20,200        532,472
  Staten Island Bancorp, Inc. (b)     29,600        568,320
                                                -----------
                                                  1,100,792
                                                -----------
Broadcasting (0.71%)
  Westwood One, Inc. (b)              12,000        401,040
                                                -----------
Building & Construction (2.00%)
  Elcor Chemical Corp.                37,700      1,031,095
  Nortek, Inc. (b)                     2,200         99,220
                                                -----------
                                                  1,130,315
                                                -----------
Business Services (1.39%)
  Hall Kinion & Associates, Inc.
     (b)                              11,000         82,610
  NCO Group, Inc. (b)                 17,600        388,784
  Steelcase, Inc.                     23,600        315,768
                                                -----------
                                                    787,162
                                                -----------
Chemicals (8.30%)
  Agrium, Inc. (ADR)                 121,410      1,141,254
  IMC Global, Inc.                     6,500         81,250

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                        SHARES        VALUE
-----------------------------------------------------------
Chemicals (continued)
  Methanex Corp.                     234,650    $ 1,938,209
  Minerals Technologies, Inc.         28,500      1,405,620
  PolyOne Corp.                       11,600        130,500
                                                -----------
                                                  4,696,833
                                                -----------
Communication Services (2.05%)
  A.H. Belo Corp.                     13,200        298,452
  Catalina Marketing Corp. (b)         6,400        180,608
  Hollinger International, Inc.       50,000        600,000
  Interep National Radio Sales,
     Inc.                             20,000         78,000
                                                -----------
                                                  1,157,060
                                                -----------
Communications (1.95%)
  Dycom Industries, Inc. (b)           4,500         52,605
  Hanover Compressor Co. (b)           9,100        122,850
  Integrated Electrical Services,
     Inc. (b)                         22,200        138,750
  Maverick Tube Corp. (b)              5,300         79,500
  Newpark Resources, Inc. (b)         26,600        195,510
  WH Energy Services, Inc.            23,300        516,328
                                                -----------
                                                  1,105,543
                                                -----------
Computers & Business Equipment (10.18%)
  Actel Corp. (b)                     28,100        590,662
  Anaren Microwave, Inc. (b)          18,800        162,432
  ATMI, Inc. (b)                      24,600        550,302
  Brooks-PRI Automation, Inc.         31,000        792,360
  Commscope, Inc. (b)                  3,600         45,000
  Credence Systems Corp. (b)           8,600        152,822
  Electronics For Imaging, Inc.
     (b)                              23,400        372,294
  Globespan Virata, Inc.               9,200         35,604
  Hutchinson Technology, Inc. (b)     19,000        297,160
  Kulicke & Soffa Industries,
     Inc. (b)                         19,300        239,127
  McData Corp.                        31,300        275,753
  Plantronics, Inc. (b)               19,500        370,695
  Sandisk Corp. (b)                   11,300        140,120
  TriQuint Semiconductor, Inc.
     (b)                              28,100        180,121
  Varian Semiconductor Equipment,
     Inc. (b)                         45,800      1,553,994
                                                -----------
                                                  5,758,446
                                                -----------
Conglomerates (0.80%)
  General Maritime Corp.              10,900        104,640
  Nova Measuring Instruments,
     Ltd.                              2,400          5,352
  Valmont Industries, Inc.            16,900        343,577
                                                -----------
                                                    453,569
                                                -----------
Containers & Glass (1.21%)
  Packaging Corp of America (b)       34,400        684,216
                                                -----------

                        (continued)

                                     GACC-55

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                        SHARES        VALUE
-----------------------------------------------------------
Domestic Oil (6.43%)
  Cabot Oil & Gas Corp. (b)           42,000    $   959,700
  Core Laboratories (ADR)                700          8,414
  Ocean Energy, Inc. (b)              76,865      1,665,664
  Patina Oil & Gas Corp.               2,125         58,289
  Stone Energy Corp. (b)               4,700        189,175
  Vintage Petroleum, Inc.             10,100        120,190
  XTO Energy, Inc.                    31,000        638,600
                                                -----------
                                                  3,640,032
                                                -----------
Drugs & Health Care (6.72%)
  Aradigm Corp. (b)                   23,800        103,839
  Arthrocare Corp. (b)                 9,700        124,742
  Aspect Medical Systems, Inc.        30,500        115,900
  Coherent, Inc. (b)                  17,200        512,904
  DaVita, Inc. (b)                    58,270      1,386,826
  Dynacare, Inc. (ADR)                 4,800        105,552
  Sangstat Medical Corp. (b)          63,270      1,453,945
                                                -----------
                                                  3,803,708
                                                -----------
Electric Utilities (0.98%)
  Westar Energy, Inc.                 36,200        555,670
                                                -----------
Electrical Equipment (4.52%)
  BEI Technologies, Inc.              49,300        564,485
  Belden, Inc. (b)                     5,300        110,452
  Benchmark Electronics, Inc. (b)     18,100        524,900
  MKS Instruments, Inc. (b)           27,100        543,897
  Opticnet, Inc.                       5,350            428
  Penn Engineering &
     Manufacturing Corp.              18,500        322,270
  Technitrol, Inc. (b)                13,800        321,540
  Triumph Group, Inc. (b)              3,800        169,480
                                                -----------
                                                  2,557,452
                                                -----------
Electronics (3.84%)
  AVX Corp.                            2,900         47,357
  Kemet Corp. (b)                     34,300        612,598
  SBS Technologies, Inc. (b)           9,700        118,815
  Teledyne Technologies, Inc. (b)     20,000        415,000
  Therma Wave, Inc. (b)               30,000        341,700
  Trimble Navigation, Ltd. (b)         7,100        110,050
  Veeco Industries, Inc. (b)          22,700        524,597
                                                -----------
                                                  2,170,117
                                                -----------
Financial Services (0.33%)
  Moody's Corp.                        3,700        184,075
                                                -----------
Food & Beverages (1.19%)
  Bunge, Ltd. (ADR)                   10,900        229,990
  Cadiz, Inc. (b)                     18,300        155,532
  Del Monte Foods Co. (b)             24,600        290,280
                                                -----------
                                                    675,802
                                                -----------

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                        SHARES        VALUE
-----------------------------------------------------------
Hotels & Restaurants (2.77%)
  Argosy Gaming Corp. (b)             32,700    $   928,680
  Mandalay Resort Group (b)           18,300        504,531
  Six Flags, Inc. (b)                  9,200        132,940
                                                -----------
                                                  1,566,151
                                                -----------
Industrial Machinery (7.66%)
  Chase Industries, Inc.              35,100        487,539
  Cognex Corp.                        11,700        234,585
  Denison International, Plc.
     (ADR)                            25,900        480,445
  Flowserve Corp. (b)                  3,700        110,260
  JLG Industries, Inc.                68,100        955,443
  Kadant, Inc.                         9,400        155,100
  Manitowoc, Inc.                      3,100        110,019
  NS Group, Inc. (b)                  21,300        203,415
  Osmonics, Inc. (b)                  23,100        367,290
  Penn Engineering Manufacturing
     Corp.                            42,400        701,720
  Stewart & Stevenson Services,
     Inc.                              3,300         58,542
  Titan International, Inc.           56,500        234,475
  Trinity Industries, Inc.            11,400        236,208
                                                -----------
                                                  4,335,041
                                                -----------
Insurance (3.44%)
  ACE, Ltd.                            8,650        273,340
  Fidelity National Financial,
     Inc.                              7,260        229,416
  Hub International, Ltd.              2,900         46,049
  LandAmerica Financial Group,
     Inc.                             10,200        321,300
  Odyssey Re Holdings Corp.            8,100        140,859
  PartnerRe, Ltd. (ADR)               19,100        934,945
                                                -----------
                                                  1,945,909
                                                -----------
International Oil (0.18%)
  Global Industries, Inc. (b)         14,900        104,151
                                                -----------
Leisure (5.26%)
  Bally Total Fitness Holding
     Corp. (b)                        14,700        275,037
  Harrah Entertainment, Inc. (b)      21,500        953,525
  International Game Technology,
     Inc. (b)                          8,900        504,630
  Station Casinos, Inc. (b)           33,600        599,760
  Steinway Musical Instructions,
     Inc. (b)                         30,000        642,000
                                                -----------
                                                  2,974,952
                                                -----------
Mining (3.29%)
  Cleveland Cliffs, Inc.               9,000        248,400
  GrafTech International, Ltd.         7,900         97,170
  Peabody Energy Corp.                17,500        495,250

                        (continued)

                                     GACC-56

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------
                                                  MARKET
COMMON STOCKS                        SHARES        VALUE
-----------------------------------------------------------
Mining (continued)
  Phelps Dodge Corp.                  21,400    $   881,680
  United States Steel Corp.            6,900        137,241
                                                -----------
                                                  1,859,741
                                                -----------
Radio (0.51%)
  Cox Radio, Inc.                     12,000        289,200
                                                -----------
Railroads & Equipment (2.99%)
  GATX Corp.                           6,800        204,680
  Westinghouse Air Brake
     Technologies Corp.              104,500      1,489,125
                                                -----------
                                                  1,693,805
                                                -----------
Real Estate Investment Trust (0.39%)
  Heritage Property Investment
     Trust, Inc.                       8,300        221,693
                                                -----------
Retail (1.11%)
  Big Lots, Inc.                      20,000        393,600
  Whitehall Jewellers, Inc. (b)        7,900        163,925
  Wilsons The Leather Experts (b)      5,100         71,400
                                                -----------
                                                    628,925
                                                -----------
Semiconductors (0.39%)
  ChipPAC, Inc. (b)                   11,600         71,688
  Electroglas, Inc. (b)               10,600        106,000
  Helix Technology Corp.               2,000         41,200
                                                -----------
                                                    218,888
                                                -----------
Shipbuilding (0.58%)
  OMI Corp.                           79,700        326,770
                                                -----------
Software (3.21%)
  Ciber, Inc. (b)                     16,400        118,900
  Earthlink, Inc.                     16,700        110,721
  Entergris, Inc.                     41,100        600,060
  Micros Systems, Inc. (b)            30,500        845,155
  Numerical Technologies, Inc.
     (b)                              25,100        100,275
  ProQuest Co. (b)                       600         21,300
  SRA International, Inc.                800         21,584
                                                -----------
                                                  1,817,995
                                                -----------
Steel (0.30%)
  Allegheny Technologies, Inc.
     (b)                              10,600        167,480
                                                -----------
Trucking & Freight Forwarding (2.11%)
  EGL, Inc. (b)                       70,300    $ 1,192,288
                                                -----------
Utilities (0.95%)
  Canadian 88 Energy Corp. (ADR)     299,100        535,389
                                                -----------

TOTAL COMMON STOCKS (99.89%)
  (COST $48,293,726)                             56,507,171
                                                -----------


-----------------------------------------------------------
                                                  MARKET
SHORT TERM INVESTMENTS                             VALUE
-----------------------------------------------------------
Money Market Funds (0.28%)
  SSGA Funds, 1.54%                             $   159,639
                                                -----------

TOTAL SHORT TERM INVESTMENTS (0.28%)
  (IDENTIFIED COST $159,640)                        159,639
                                                -----------

TOTAL INVESTMENTS (100.17%)
  (IDENTIFIED COST $48,453,366) (a)              56,666,810

  Other Net Assets (-0.17%)                         (94,981)
                                                -----------

TOTAL NET ASSETS (100.00%)                      $56,571,829
                                                ===========

(a)  Federal Tax Information:

     At June 30, 2002 the net unrealized appreciation on investments based on cost of $48,453,366 for federal income tax purposes was as follows:

    Aggregate gross unrealized
      appreciation for all investments in
      which there is an excess of value
      over tax cost                           $11,785,224
    Aggregate gross unrealized
      depreciation for all investments in
      which there is an excess of tax cost
      over value                               (3,571,780)
                                              -----------
    Net unrealized appreciation               $ 8,213,444
                                              ===========

(b)  Non-income producing security.

Key to Abbreviations:

ADR - An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.
                                     GACC-57

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

STATEMENT OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
  Investments at value                        $56,666,810
  Receivable for:
     Securities sold                              116,064
     Dividends and interest                        38,090
                                              -----------
       Total Assets                            56,820,964
                                              -----------
LIABILITIES:
  Payable for:
     Securities purchased                         208,506
     Fund shares redeemed                           2,325
     Foreign taxes                                  1,002
  Accrued expenses payable to:
     Conning Asset Management Company              34,971
     General American Life Insurance
       Company                                      2,331
                                              -----------
       Total Liabilities                          249,135
                                              -----------
  Net Assets                                  $56,571,829
                                              ===========
COMPONENTS OF NET ASSETS:
  Capital paid in                             $43,339,390
  Undistributed net investment loss               (41,983)
  Accumulated net realized gains (losses)       5,060,978
  Unrealized appreciation (depreciation)
     on investments and foreign currency        8,213,444
                                              -----------
  Net Assets                                  $56,571,829
                                              ===========
TOTAL SHARES OF CAPITAL STOCK OUTSTANDING       1,014,016
  Net asset value per share (Total net
     assets divided by total shares of
     capital stock outstanding)               $     55.79
IDENTIFIED COST OF INVESTMENTS                $48,453,366

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME:
  Dividends                                   $   135,191(a)
  Interest                                         10,549
                                              -----------
                                                  145,740
                                              -----------
EXPENSES:
  Investment management charge                    221,460
  Administrative charge                            14,764
                                              -----------
     Total expenses                               236,224
                                              -----------
       Net Investment Loss                        (90,484)
                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain (loss) on:
     Investments--net                           6,386,158
  Unrealized appreciation (depreciation)
     on:
     Investments--net                          (2,615,112)
                                              -----------
  Net gain (loss)                               3,771,046
                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                  $ 3,680,562
                                              ===========

(a)  Net of foreign taxes of $2,051.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30,                DECEMBER 31,
                                                                ----------------            ------------
                                                                      2002                      2001
                                                                ----------------            ------------
From Operations:
  Net investment income (loss)                                    $    (90,484)             $   (100,722)
  Net realized gain (loss)                                           6,386,158                 2,936,963
  Unrealized appreciation (depreciation)                            (2,615,112)                6,279,370
                                                                  ------------              ------------
     Increase (decrease) in net assets from operations               3,680,562                 9,115,611
                                                                  ------------              ------------
From Capital Share Transactions
  Proceeds from sale of shares                                       8,403,025                14,190,301
  Cost of shares redeemed                                          (19,917,543)              (34,911,937)
                                                                  ------------              ------------
     Increase (decrease) in net assets from capital share
      transactions                                                 (11,514,518)              (20,721,636)
                                                                  ------------              ------------
     Total increase (decrease) in net assets                        (7,833,956)              (11,606,025)
Net Assets
  Beginning of the period                                           64,405,785                76,011,810
                                                                  ------------              ------------
  End of the period                                               $ 56,571,829              $ 64,405,785
                                                                  ============              ============
Undistributed Net Investment Income (Loss)
  End of the period                                               $    (41,983)             $     48,501
                                                                  ============              ============
Number of shares of the Fund:
  Issued from the sale of shares                                       148,461                   292,409
  Redeemed                                                            (358,914)                 (760,955)
                                                                  ------------              ------------
  Net Change                                                          (210,453)                 (468,546)
                                                                  ============              ============

                See accompanying notes to financial statements.
                                     GACC-58

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                          SIX MONTHS                                                               MAY 1, 1997(a)
                                            ENDED                                                                     THROUGH
                                           JUNE 30,                     YEAR ENDED DECEMBER 31,                     DECEMBER 31,
                                          ----------       -------------------------------------------------       --------------
                                             2002           2001          2000          1999          1998              1997
                                          ----------       -------       -------       -------       -------       --------------
Net Asset Value, Beginning of Period       $ 52.60         $ 44.90       $ 41.84       $ 43.55       $ 48.27          $ 36.84
                                           -------         -------       -------       -------       -------          -------
Income From Investment Operations:
Net investment income (loss)                 (0.08)          (0.07)         0.57          0.38          0.35             0.29
Net realized and unrealized gain
  (loss) on investments                       3.27            7.77          2.49         (2.09)        (5.07)           11.14
                                           -------         -------       -------       -------       -------          -------

Total from investment operations              3.19            7.70          3.06         (1.71)        (4.72)           11.43
                                           -------         -------       -------       -------       -------          -------
Net Asset Value, End of Period             $ 55.79         $ 52.60       $ 44.90       $ 41.84       $ 43.55          $ 48.27
                                           =======         =======       =======       =======       =======          =======

Total Return (%)                               6.1(b)         17.1           7.3          (3.9)         (9.8)            31.0(b)

Net assets, end of Period (000)            $56,572         $64,406       $76,012       $73,484       $72,994          $77,646
Ratio of operating expenses to average
  net assets (%)                              0.80(c)         0.80          0.44          0.30          0.30             0.30(c)
Ratio of net investment income (loss)
  to average net assets (%)                  (0.31)(c)       (0.15)         1.35          0.89          0.76             0.97(c)
Portfolio turnover rate (%)                     42(c)           35           187            23            19               24(c)

(a)  Commencement of operations.

(b)  Not computed on annualized basis.

(c)  Computed on annualized basis.

                See accompanying notes to financial statements.
                                     GACC-59

                        GENERAL AMERICAN CAPITAL COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)

NOTE 1--ORGANIZATION
General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Company offers eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S&P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of June 30, 2002, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Incorporated, which is a subsidiary of General American, Security Equity Life Insurance Company (Security Equity), MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (collectively MetLife Investors), all of which are wholly owned subsidiaries of Metropolitan Life Insurance Company (MetLife).

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENTS:
   Common stocks of domestic companies traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued based on the closing sale price on the principal trading markets, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS:
   Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C. FOREIGN CURRENCY TRANSLATIONS:
   Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

   In accordance with Statement of Position (SOP) 93-4, "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies," reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at June 30, 2002 resulting from changes in the exchange rate.

D. DERIVATIVE FINANCIAL INSTRUMENTS:
   A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

   The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S&P 500 Index futures contracts to manage performance.

   Forward Foreign Currency Contracts:
   The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets and liabilities being hedged. The forward exchange contracts generally require the Company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing

                                     GACC-60
   service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the Company could be at risk for any currency related fluctuations.

   Futures Contracts:
   A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S&P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S&P 500 Index futures contracts are entered into in the S&P 500 Index Fund to manage and more closely track the performance of the S&P 500 Index.

   At June 30, 2002 the Company had no open U.S. Treasury Bond nor S&P 500 Index futures contracts.

E. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
   Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and discount are recorded on an accrual basis.

   The "specific identification" method is used to determine the cost of securities sold.

F. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS:
   No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At December 31, 2001, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $1,238,428. Of this amount, $203,573, $182,350, $230,746, and $621,759 will expire on December 31, 2002, 2003,
   2007, and 2008, respectively.

   The following Funds have capital loss carryforwards for tax purposes which will expire on December 31, 2009: Money Market Fund $468; Asset Allocation Fund $2,368,464; International Index Fund $59,888 and Mid-Cap Equity Fund $3,167,016.

G. CONSENT DIVIDENDS:
   The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H. USE OF ESTIMATES:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--MANAGEMENT AND ADMINISTRATIVE FEES
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (the Investment Advisor) with respect to all of its Funds. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily by each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, were:

                        MANAGEMENT
                        FEES EARNED     CURRENT
                        BY ADVISER       ANNUAL
                        FOR THE SIX    PERCENTAGE        BASED ON FUNDS
                       MONTHS ENDED    RATES PAID        AVERAGE DAILY
FUNDS                  JUNE 30, 2002   TO ADVISER    NET ASSET VALUE LEVELS
-----                  -------------   ----------   ------------------------
S&P 500 Index Fund       $235,955        0.100%     Of the first $500
                                                      million
                                         0.080%     Of the next $250 million
                                         0.050%     Of amounts in excess of
                                                      $750 million
Money Market Fund         222,885        0.125%     Of all assets
Bond Index Fund           147,787        0.250%     Of all assets
Managed Equity Fund        95,033        0.500%     Of the first $250
                                                      million
                                         0.450%     Of the next $500 million
                                         0.350%     Of amounts in excess of
                                                      $750 million
Asset Allocation Fund     226,214        0.550%     Of the first $500
                                                      million
                                         0.450%     Of the next $500 million
                                         0.400%     Of amounts in excess of
                                                      $1 billion
International Index
  Fund                     21,062        0.500%     Of the first $10 million
                                         0.400%     Of the next $10 million
                                         0.300%     Of amounts in excess of
                                                      $20 million
Mid-Cap Equity Fund        15,789        0.550%     Of the first $250
                                                      million
                                         0.500%     Of the next $500 million
                                         0.450%     Of amounts in excess of
                                                      $750 million
Small-Cap Equity Fund     221,460        0.750%     Of the first $250
                                                      million
                                         0.650%     Of the next $500 million
                                         0.600%     Of amounts in excess of
                                                      $750 million

On September 19, 2000 the shareholders of the Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund approved changes in advisory fees which became effective on

                                     GACC-61

January 6, 2002 and are reflected above. The advisory fees in effect prior to January 6, 2002 are summarized below:

                            ANNUAL
                          PERCENTAGE
                          RATES PAID
                          TO ADVISER                 BASED ON FUNDS
                           PRIOR TO                  AVERAGE DAILY
FUNDS                  JANUARY 6, 2002           NET ASSET VALUE LEVELS
-----                  ----------------          ----------------------
Managed Equity Fund         0.400%        Of the first $10 million
                            0.300%        Of the next $20 million
                            0.250%        Of amounts in excess of $30 million
Asset Allocation Fund       0.500%        Of all assets
Mid-Cap Equity Fund         0.550%        Of the first $10 million
                            0.450%        Of the next $10 million
                            0.400%        Of amounts in excess of $20 million

All operational expenses of the Company are paid by General American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, and Security Equity.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

                          ANNUAL                               ANNUAL
                        PERCENTAGE                           PERCENTAGE
FUNDS                     RATES      FUNDS                     RATES
-----                   ----------   -----                   ----------
S&P 500 Index Fund        0.05%      Asset Allocation Fund     0.10%
Money Market Fund         0.08%      International Index
                                       Fund                    0.30%
Bond Index Fund           0.05%      Mid-Cap Equity Fund       0.10%
Managed Equity Fund       0.10%      Small-Cap Equity Fund     0.05%

NOTE 4--SUB-ADVISORY FEES
Effective September 20, 2000 the Investment Advisor engaged State Street Research & Management Company to provide day-to-day portfolio management services to the Managed Equity Fund, the Asset Allocation Fund, the Mid-Cap Equity Fund, and the Small-Cap Equity Fund. As compensation for its services to the Company, the Adviser shall pay the Sub-Adviser the monthly compensation based on an annual percentage of the average daily value of the net assets of the Sub-Advised Funds as shown below:

                        MANAGEMENT
                        FEES EARNED     CURRENT
                          BY SUB-        ANNUAL
                          ADVISER      PERCENTAGE
                        FOR THE SIX    RATES PAID        BASED ON FUNDS
                       MONTHS ENDED     TO SUB-          AVERAGE DAILY
FUNDS                  JUNE 30, 2002    ADVISER      NET ASSET VALUE LEVELS
-----                  -------------   ----------   ------------------------
Managed Equity Fund      $ 76,363        0.400%     Of the first $250
                                                      million

                                         0.350%     Of the next $500 million

                                         0.300%     Of amounts in excess of
                                                      $750 million

Asset Allocation Fund     206,260        0.500%     Of the first $500
                                                      million

                                         0.400%     Of the next $500 million

                                         0.350%     Of amounts in excess of
                                                      $1 billion

Mid-Cap Equity Fund        12,918        0.450%     Of the first $250
                                                      million

                                         0.400%     Of the next $500 million

                                         0.350%     Of amounts in excess of
                                                      $750 million

Small-Cap Equity Fund     191,922        0.650%     Of the first $250
                                                      million

                                         0.600%     Of the next $500 million

                                         0.550%     Of amounts in excess of
                                                      $750 million

On September 19, 2000 the shareholders of the Managed Equity Fund and Mid-Cap Equity Fund approved changes in sub-advisory fees which became effective on January 6, 2002 and are reflected above. The sub-advisory fees in effect prior to January 6, 2002 are summarized below:

                            ANNUAL
                          PERCENTAGE
                          RATES PAID
                        TO SUB-ADVISER               BASED ON FUNDS
                           PRIOR TO                  AVERAGE DAILY
FUNDS                  JANUARY 6, 2002           NET ASSET VALUE LEVELS
-----                  ----------------          ----------------------
Managed Equity Fund         0.400%        Of the first $10 million
                            0.300%        Of the next $20 million
                            0.250%        Of amounts in excess of $30 million
Mid-Cap Equity Fund         0.450%        Of the first $20 million
                            0.400%        Of the next $730 million
                            0.350%        Of amounts in excess of $750 million

NOTE 5--INVESTMENTS
For the six months ended June 30, 2002, purchases and sales of securities (excluding short-term investments) for each of the Funds were as follows:

                               PURCHASES                      SALES
                       --------------------------   --------------------------
                           U.S.                         U.S.
FUNDS                   GOVERNMENT       OTHER       GOVERNMENT       OTHER
-----                  ------------   -----------   ------------   -----------
S&P 500 Index Fund     $         0    $20,159,817   $         0    $71,221,484
Bond Index Fund          7,892,087     13,862,936    10,673,709     17,633,001
Managed Equity Fund              0     11,813,300             0     11,328,182
Asset Allocation Fund   16,167,290     26,320,486    21,519,747     37,860,247
International Index
  Fund                           0         18,707             0         49,641
Mid-Cap Equity Fund              0      3,689,575             0      3,995,146
Small-Cap Equity Fund            0     10,857,539             0     19,878,573

NOTE 6--CAPITAL STOCK
As of June 30, 2002, in the aggregate, there were five hundred million (500,000,000) shares of $0.01 par value capital stock authorized.

                                     GACC-62

                        GENERAL AMERICAN CAPITAL COMPANY

                                 June 30, 2002

MANAGEMENT OF THE COMPANY

The directors and officers of the Company, their addresses, their positions with the Company, and their principal occupations for the past five years are set forth below:

                                                         POSITION
                                                        HELD WITH      POSITION
NAME AND ADDRESS                                 AGE    REGISTRANT    HELD SINCE    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------                                 ---    ----------    ----------    ------------------------------------------------
Theodore M. Armstrong                            62     Director         1990       Senior Vice President-Finance & Administration &
424 South Woods Mill Road                                                           CFO, Angelica Corp., St. Louis, MO (Uniform
Chesterfield, MO 63017-3406                                                         manufacture & sale, & laundry).

Alan C. Henderson                                56     Director         1989       President & CEO, RehabCare Group, Inc., St.
7733 Forsyth Blvd., Suite 1700                                                      Louis, MO (Disability rehabilitation business).
St. Louis, MO 63105

William S. Slater                                55     President        2002       Vice President, Metropolitan Life Insurance
700 Market Street                                       & Director                  Company, Retirement and Savings, August 2001 to
St. Louis, MO 63101                                                                 present, St. Louis, MO; prior to August 2001,
                                                                                    President, General American Retirement Plan
                                                                                    Group and Senior Vice President, General
                                                                                    American Life Insurance Company, St. Louis, MO.

Matthew P. McCauley*+                            60     President        1986       General Counsel, Vice President & Secretary,
700 Market Street                                       & Director                  GenAmerica Financial Corporation and General
St. Louis, MO 63101                                                                 American Life Insurance Company, St. Louis, MO,
                                                                                    January 2001 to present. Associate General
                                                                                    Counsel & Vice President, GenAmerica Financial
                                                                                    Corporation and General American Life Insurance
                                                                                    Company, St. Louis, MO, January 1995 to January
                                                                                    2001.

Harry E. Rich                                    62     Director         1993       Retired as Executive Vice President & CFO, Brown
101 Fair Oaks                                                                       Group Inc., St. Louis, MO, December 1999.
St. Louis, MO 63124

Timothy J. Klopfenstein*                         46     Treasurer        2001       Vice President & CFO, General American Life
13045 Tesson Ferry Road                                                             Insurance Company, St. Louis, MO.
St. Louis, MO 63128

Christopher A. Martin*                           39     Secretary        1998       Senior Counsel, Metropolitan Life Insurance
501 Boylston Street                                                                 Company, 2001 to present, Boston, MA, Counsel,
Boston, MA 02116                                                                    General American Life Insurance Company, 1996 to
                                                                                    2001, St. Louis, MO.

* Denotes those who are "interested persons" (as defined by the Investment Company Act of 1940).

+ Retired July 23, 2002.

INVESTMENT ADVISORS
   Conning Asset Management Company
   State Street Research Management

CUSTODIAN
   State Street Bank and Trust Company

INDEPENDENT AUDITOR
   Deloitte & Touche LLP

If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.

                                     GACC-63

                            [GENERAL AMERICAN LOGO]
                           LIFE INSURANCE COMPANY(SM)
                              A METLIFE AFFILIATE


                                                                   GA02083-6-SAR